                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its NACo Variable Account

                   The date of this prospectus is May 1, 2000.

--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------


The following underlying mutual funds are available under the contracts:

  o  American Century: Income & Growth - Investor Class
  o  American Century: Ultra - Investor Class
  o  American Century: Value - Investor Class
  o  The Brown Capital Management - Small Company Fund
  o  Dreyfus Appreciation Fund, Inc.
  o  Dreyfus Premier Midcap Stock Fund - Class A
  o  The Dreyfus Premier Third Century Fund, Inc. - Class Z
  o  Federated Bond Fund - Class F
  o  Federated U.S. Government Securities Fund: 2-5 Years - Institutional Shares
  o  Fidelity Advisor Growth Opportunities Fund - Class A
  o  Fidelity Advisor High Yield Fund - Class T
  o  Fidelity Equity - Income Fund
  o  Fidelity OTC Portfolio
  o  Fidelity Puritan Fund
  o  INVESCO Dynamics Fund
  o  INVESCO Total Return Fund
  o  LifeDesigns Series
     -  The Aggressive Portfolio
     -  The Moderately Aggressive Portfolio
     -  The Moderate Portfolio
     -  The Moderately Conservative Portfolio
     -  The Conservative Portfolio
  o  MAS Funds Fixed Income Portfolio
  o  MFS(R)High Income Fund - Class A
  o  Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B
  o  Nationwide(R)Fund - Class D
  o  Nationwide(R)Money Market Fund - Prime Shares
  o Nationwide S&P 500(R)Index Fund - Institutional Service Class (formerly, Class Y)
  o  Nationwide Separate Account Trust - Nationwide Income Fund
  o Nationwide Separate Account Trust - Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Credit Suisse Asset Management, LLC)
  o  Neuberger Berman Guardian Fund, Inc.
  o  Neuberger Berman Partners Trust
  o  Oppenheimer Global Fund - Class A

  o  Prestige Balanced Fund - Institutional Service Class (formerly, Class Y)
  o  Prestige International Fund - Institutional Service Class (formerly,
     Class Y)
  o Prestige Large Cap Growth Fund - Institutional Service Class (formerly, Class Y)
  o Prestige Large Cap Value Fund - Institutional Service Class (formerly, Class Y)
  o  Prestige Small Cap Fund - Institutional Service Class (formerly, Class Y)
  o  Putnam International Growth Fund - Class A
  o  Putnam Investors Fund - Class A
  o  Putnam Voyager Fund - Class A
  o  SEI Index Funds - S&P 500 Index Portfolio
  o  Seligman Growth Fund, Inc. - Class A
  o  Short-Term Investments Trust - Treasury Portfolio - Institutional Class
  o  T. Rowe Price International Stock Fund(R)
  o  Templeton Foreign Fund - Class A

NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 2000:
  o  American Century: International Discovery - Investor Class
  o  Warburg Pincus Emerging Growth Fund - Common Class

NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998
  o  Fidelity Contrafund(R)

NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997
  o  Fidelity Magellan(R) Fund

NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
  o  American Century: Growth - Investor Class
  o  Massachusetts Investors Growth Stock Fund - Class A

NOT AVAILABLE FOR ALL CONTRACTS ISSUED ON OR AFTER JULY 1, 1994
  o  The Bond Fund of America(SM), Inc.
  o  The Investment Company of America(R), Inc.

NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1993
  o  Evergreen Income and Growth Fund - Class Y
  o  MFS(R) Growth Opportunities Fund - Class A
  o  Nationwide(R) Growth Fund - Class D

NOT AVAILABLE FOR OWNERS WHOSE PREDECESSOR NATIONWIDE DC VARIABLE ACCOUNT CONTRACT WAS ISSUED ON OR AFTER JANUARY 1, 1987
  o  Fidelity Capital & Income Fund

The Statement of Additional Information ( dated May 1, 2000) which contains additional information about the contracts and the NACo Variable Account has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 34.

For general information or to obtain FREE copies of the:
  o  Statement of Additional Information;
  o prospectus, annual report or semi-annual report for any underlying mutual fund; and
  o  required Nationwide forms,

    call:          1-800-545-4730
              TDD  1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 16766
       COLUMBUS, OHIO 43216

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:
                                   www.sec.gov

THIS ANNUITY IS NOT:

o  A BANK DEPOSIT             o  FEDERALLY INSURED
o  ENDORSED BY A BANK         o  AVAILABLE IN
   OR GOVERNMENT AGENCY          EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ALLOCATED CONTRACT- Contract under which Nationwide maintains individual accounts on behalf of each participant.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

MEMBER COUNTY- A county which is a member of the National Association of Counties ("NACo") or an entity approved by the President of NACo for participation under the NACo program.

NACO PROGRAM- The deferred compensation program established and administered pursuant to Section 457 of the Internal Revenue Code for the benefit of member counties.

NATIONWIDE- Nationwide Life Insurance Company.

PARTICIPANT ACCOUNT YEAR- For each participant, the participant account year is each one-year period starting with either the date accumulation units were first credited to the participant's account, or an anniversary of that date.

SUB-ACCOUNTS- Divisions of the variable account which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

UNALLOCATED CONTRACT- A contract where Nationwide maintains one single plan contract, as opposed to maintaining individual participant accounts.

VALUATION PERIOD- Each day the New York Stock Exchange is open.

VARIABLE ACCOUNT- NACo Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.....................................................4

SUMMARY OF STANDARD CONTRACT EXPENSES.........................................6

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................................7

EXAMPLE......................................................................10

CONDENSED FINANCIAL INFORMATION..............................................13

FINANCIAL STATEMENTS.........................................................13

SYNOPSIS OF THE CONTRACTS....................................................13

NATIONWIDE LIFE INSURANCE COMPANY............................................14

NATIONWIDE INVESTMENT SERVICES CORPORATION...................................14

INVESTING IN THE CONTRACT....................................................14
     The Variable Account and Underlying Mutual Funds

CHARGES AND DEDUCTIONS.......................................................15
     Participant Account Maintenance Charge
     Variable Account Annual Expense Fee
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT RIGHTS..............................................................18

OPERATION OF THE CONTRACT....................................................18
     Minimum Purchase Payments
     Application of Purchase Payments
     Allocation of Purchase Payments
     Determining Variable Account Value - Valuing an Accumulation Unit Determining the Participant Account Value
     Exchange Privilege
     Experience Credits

MODIFICATION OF THE CONTRACT.................................................21

CONTRACT SUSPENSION AND TERMINATION..........................................21

REDEMPTION OF PARTICIPANT ACCOUNTS...........................................21

RETIREMENT PERIOD............................................................22
     Additional Purchase Payment Before Beginning Retirement Income Payments Retirement Income Payments
     Election of Retirement Income Form and Date
     Retirement Income Forms
     Determination of Life Income Payments
     Alternate Assumed Investment Rate

DEATH OF PARTICIPANT.........................................................25
     Participant Death Before Retirement
     Death of Retired Participant

FEDERAL TAX CONSIDERATIONS...................................................26
     Contracts Issued under the New York Model Plan

STATEMENTS AND REPORTS.......................................................27

LEGAL PROCEEDINGS............................................................27

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY..............................28

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.....................34

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS...........................35

APPENDIX B: CONDENSED FINANCIAL INFORMATION..................................45

SUMMARY OF CONTRACT EXPENSES

All charges are subject to negotiation therefore the expenses described below vary from contract to contract. Please refer to the appropriate prospectus provision for more details.

PARTICIPANT TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of the daily net assets
of the variable account).............................5%

MAXIMUM PARTICIPANT ACCOUNT
MAINTENANCE CHARGE.................................$50

MAXIMUM VARIABLE ACCOUNT ANNUAL
EXPENSE FEE(1)
(as a percentage of average
account value).........................0.95% per annum

(1)  The maximum Variable Account Annual Expense Fee does not include:

  o premium taxes that may be imposed by the state in which the contract was issued; or

  o deductions for management fees and other expenses made by the underlying mutual funds.

                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
       --------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
       --------------------------------------------------------------------------------------------------------------------
       American Century: Growth - Investor Class                   1.00%          0.00%          0.00%          1.00%
       --------------------------------------------------------------------------------------------------------------------
       American Century: Income & Growth - Investor Class          0.68%          0.00%          0.00%          0.68%
       --------------------------------------------------------------------------------------------------------------------
       American Century: International Discovery - Investor        1.59%          0.00%          0.00%          1.59%
       Class
       --------------------------------------------------------------------------------------------------------------------
       American Century: Ultra - Investor Class                    1.00%          0.00%          0.00%          1.00%
       --------------------------------------------------------------------------------------------------------------------
       American Century: Value - Investor Class                    1.00%          0.00%          0.00%          1.00%
       --------------------------------------------------------------------------------------------------------------------
       The Bond Fund of America(SM), Inc.                          0.32%          0.12%          0.25%          0.69%
       --------------------------------------------------------------------------------------------------------------------
       The Brown Capital Management - Small Company Fund           0.65%          0.85%          0.00%          1.50%
       --------------------------------------------------------------------------------------------------------------------
       Dreyfus Appreciation Fund, Inc.                             0.28%          0.36%          0.25%          0.89%
       --------------------------------------------------------------------------------------------------------------------
       Dreyfus Premier Midcap Stock Fund - Class A                 1.10%          0.00%          0.25%          1.35%
       --------------------------------------------------------------------------------------------------------------------
       The Dreyfus Premier Third Century Fund, Inc.- Class Z       0.75%          0.10%          0.11%          0.96%
       --------------------------------------------------------------------------------------------------------------------
       Evergreen Income and Growth Fund - Class Y                  0.99%          0.22%          0.00%          1.21%
       --------------------------------------------------------------------------------------------------------------------
       Federated Bond Fund - Class F                               0.64%          0.45%          0.00%          1.09%
       --------------------------------------------------------------------------------------------------------------------
       Federated U.S. Government Securities Fund: 2-5 Years -      0.40%          0.00%          0.15%          0.55%
       Institutional Shares
       --------------------------------------------------------------------------------------------------------------------
       Fidelity Advisor Growth Opportunities Fund - Class A        0.43%          0.24%          0.25%          0.92%
       --------------------------------------------------------------------------------------------------------------------
       Fidelity Advisor High Yield Fund - Class T                  0.58%          0.21%          0.25%          1.04%
       --------------------------------------------------------------------------------------------------------------------
       Fidelity Capital & Income Fund                              0.58%          0.24%          0.00%          0.82%
       --------------------------------------------------------------------------------------------------------------------
       Fidelity Contrafund(R)                                      0.45%          0.20%          0.00%          0.65%
       --------------------------------------------------------------------------------------------------------------------
       Fidelity Equity-Income Fund                                 0.47%          0.20%          0.00%          0.67%
       --------------------------------------------------------------------------------------------------------------------
       Fidelity Magellan(R) Fund                                   0.43%          0.19%          0.00%          0.62%
       --------------------------------------------------------------------------------------------------------------------
       Fidelity OTC Portfolio                                      0.50%          0.25%          0.00%          0.75%
       --------------------------------------------------------------------------------------------------------------------
       Fidelity Puritan Fund                                       0.44%          0.20%          0.00%          0.64%
       --------------------------------------------------------------------------------------------------------------------
       INVESCO Dynamics Fund                                       0.52%          0.27%          0.25%          1.04%
       --------------------------------------------------------------------------------------------------------------------
       INVESCO Total Return Fund                                   0.56%          0.23%          0.25%          1.04%
       --------------------------------------------------------------------------------------------------------------------
       The Investment Company of America(R), Inc.                  0.24%          0.08%          0.23%          0.55%
       --------------------------------------------------------------------------------------------------------------------
       LifeDesigns Series - The Aggressive Portfolio               0.50%          0.00%          0.00%          0.50%
       --------------------------------------------------------------------------------------------------------------------
       LifeDesigns Series - The Moderately Aggressive              0.50%          0.00%          0.00%          0.50%
       Portfolio
       --------------------------------------------------------------------------------------------------------------------
       LifeDesigns Series - The Moderate Portfolio                 0.50%          0.00%          0.00%          0.50%
       --------------------------------------------------------------------------------------------------------------------
       LifeDesigns Series - The Moderately Conservative            0.50%          0.00%          0.00%          0.50%
       Portfolio
       --------------------------------------------------------------------------------------------------------------------
       LifeDesigns Series - The Conservative Portfolio             0.50%          0.00%          0.00%          0.50%
       --------------------------------------------------------------------------------------------------------------------
       MAS Funds Fixed Income Portfolio                            0.38%          0.11%          0.00%          0.49%
       --------------------------------------------------------------------------------------------------------------------
       Massachusetts Investors Growth Stock Fund - Class A         0.33%          0.00%          0.35%          0.68%
       --------------------------------------------------------------------------------------------------------------------
       MFS(R) Growth Opportunities Fund - Class A                  0.42%          0.00%          0.19%          0.61%
       --------------------------------------------------------------------------------------------------------------------
       MFS(R) High Income Fund - Class A                           0.44%          0.00%          0.30%          0.74%
       --------------------------------------------------------------------------------------------------------------------
       Morgan Stanley Institutional Fund, Inc. - Equity            0.60%          0.20%          0.25%          1.05%
       Growth Portfolio - Class B
       --------------------------------------------------------------------------------------------------------------------
       Nationwide(R) Fund - Class D                                0.50%          0.33%          0.00%          0.83%
       --------------------------------------------------------------------------------------------------------------------
       Nationwide(R) Growth Fund - Class D                         0.58%          0.22%          0.00%          0.80%
       --------------------------------------------------------------------------------------------------------------------
       Nationwide Money Market Fund - Prime Shares                 0.40%          0.21%          0.00%          0.61%
       --------------------------------------------------------------------------------------------------------------------
       Nationwide S&P 500(R) Index Fund - Institutional Service    0.13%          0.35%          0.00%          0.48%
       Class (formerly, Class Y)
       --------------------------------------------------------------------------------------------------------------------
       Nationwide Separate Account Trust - Nationwide Income       0.45%          0.30%          0.00%          0.75%
       Fund
       --------------------------------------------------------------------------------------------------------------------

       UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONTINUED)
       --------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
       --------------------------------------------------------------------------------------------------------------------
       Nationwide Separate Account Trust - Nationwide Small        0.98%          0.17%          0.00%          1.15%
       Company Fund
       --------------------------------------------------------------------------------------------------------------------
       Neuberger Berman Guardian Fund, Inc.                        0.70%          0.12%          0.00%          0.82%
       --------------------------------------------------------------------------------------------------------------------
       Neuberger Berman Partners Trust                             0.85%          0.06%          0.00%          0.91%
       --------------------------------------------------------------------------------------------------------------------
       Oppenheimer Global Fund - Class A                           0.69%          0.26%          0.21%          1.16%
       --------------------------------------------------------------------------------------------------------------------
       Prestige Balanced Fund - Institutional Service Class        0.75%          0.20%          0.00%          0.95%
       (formerly, Class Y)
       --------------------------------------------------------------------------------------------------------------------
       Prestige International Fund - Institutional Service         0.85%          0.40%          0.00%          1.25%
       Class (formerly, Class Y)
       --------------------------------------------------------------------------------------------------------------------
       Prestige Large Cap Growth Fund - Institutional Service      0.80%          0.25%          0.00%          1.05%
       Class (formerly, Class Y)
       --------------------------------------------------------------------------------------------------------------------
       Prestige Large Cap Value Fund - Institutional Service       0.75%          0.25%          0.00%          1.00%
       Class (formerly, Class Y)
       --------------------------------------------------------------------------------------------------------------------
       Prestige Small Cap Fund - Institutional Service Class       0.95%          0.25%          0.00%          1.20%
       (formerly, Class Y)
       --------------------------------------------------------------------------------------------------------------------
       Putnam International Growth Fund - Class A                  0.64%          0.38%          0.25%          1.27%
       --------------------------------------------------------------------------------------------------------------------
       Putnam Investors Fund - Class A                             0.47%          0.17%          0.25%          0.89%
       --------------------------------------------------------------------------------------------------------------------
       Putnam Voyager Fund - Class A                               0.47%          0.18%          0.25%          0.90%
       --------------------------------------------------------------------------------------------------------------------
       SEI Index Funds - S&P 500 Index Portfolio                   0.00%          0.40%          0.00%          0.40%
       --------------------------------------------------------------------------------------------------------------------
       Seligman Growth Fund, Inc. - Class A                        0.70%          0.22%          0.24%          1.16%
       --------------------------------------------------------------------------------------------------------------------
       Short-Term Investments Trust - Treasury Portfolio -         0.06%          0.03%          0.00%          0.09%
       Institutional Class
       --------------------------------------------------------------------------------------------------------------------
       T. Rowe Price International Stock Fund(R)                   0.67%          0.15%          0.00%          0.82%
       --------------------------------------------------------------------------------------------------------------------
       Templeton Foreign Fund - Class A                            0.61%          0.27%          0.25%          1.13%
       --------------------------------------------------------------------------------------------------------------------
       Warburg Pincus Emerging Growth Fund - Common Class          0.90%          0.33%          0.00%          1.23%
       --------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

       --------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
       --------------------------------------------------------------------------------------------------------------------
       The Brown Company Management - Small Company Fund           1.00%          0.85%          0.00%          1.85%
       --------------------------------------------------------------------------------------------------------------------
       Federated Bond Fund - Class F                               0.75%          0.47%          0.00%          1.22%
       --------------------------------------------------------------------------------------------------------------------
       Federated U.S. Government Securities Fund: 2-5 Years -      0.40%          0.39%          0.00%          0.79%
       Institutional Shares
       --------------------------------------------------------------------------------------------------------------------
       Nationwide S&P 500(R) Index Fund - Institutional Service    0.13%          0.54%          0.00%          0.67%
       Class (formerly, "Class Y")
       --------------------------------------------------------------------------------------------------------------------
       Nationwide Separate Account Trust - Nationwide Income       0.45%          0.44%          0.00%          0.89%
       Fund
       --------------------------------------------------------------------------------------------------------------------
       Prestige Balanced Fund - Institutional Service Class        0.75%          2.56%          0.00%          3.31%
       (formerly, Class Y)
       --------------------------------------------------------------------------------------------------------------------
       Prestige International Fund - Institutional Service         0.85%          5.45%          0.00%          6.30%
       Class (formerly, Class Y)
       --------------------------------------------------------------------------------------------------------------------
       Prestige Large Cap Growth Fund - Institutional Service      0.80%          2.66%          0.00%          3.46%
       Class (formerly, Class Y)
       --------------------------------------------------------------------------------------------------------------------
       Prestige Large Cap Value Fund - Institutional Service       0.75%          3.46%          0.00%          4.21%
       Class (formerly, Class Y)
       --------------------------------------------------------------------------------------------------------------------
       Prestige Small Cap Fund - Institutional Service Class       0.95%          3.92%          0.00%          4.87%
       (formerly, Class Y)
       --------------------------------------------------------------------------------------------------------------------
       SEI Index Funds - S&P 500 Index Portfolio                   0.03%          0.41%          0.00%          0.44%
       --------------------------------------------------------------------------------------------------------------------

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under the contracts assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The chart reflects expenses of both the variable account and the underlying mutual funds. A CDSC of 5% of total purchase payments and the maximum Variable Account Annual Expense Fee of 0.95% are assumed. In addition, the chart reflects a Participant Account Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Participant Account Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

For those contracts that have a different CDSC schedule, a lower Variable Account Annual Expense Fee, and/or a lower or no Participant Account Charge, the actual expenses are reduced.


--------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period                time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
American Century: Income &       70     113    159     284      20    63     109     234     20     63     109     234
Growth - Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Growth -       67     103    141     249      17    53      91     199     17     53      91     199
Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century:                77     132    190     347      27    82     140     297     27     82     140     297
International Discovery -
Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Ultra -        70     113    159     284      20    63     109     234     20     63     109     234
Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Value -        70     113    159     284      20    63     109     234     20     63     109     234
Investor Class
--------------------------------------------------------------------------------------------------------------------------
The Brown Capital Management     76     129    185     337      26    79     135     287     26     79     135     287
- Small Company Fund
--------------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),    67     103    142     250      17    53      92     200     17     53      92     200
Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,       69     110    153     272      19    60     103     222     19     60     103     222
Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap Stock     74     124    177     322     244    74     127     272     24     74     127     272
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
The Dreyfus Premier Third        70     112    156     280      20    62     106     230     20     62     106     230
Century Fund, Inc. - Class Z
--------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth      73     120    170     307      23    70     120     257     23     70     120     257
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F    71     116    163     294      21    66     113     244     21     66     113     244
--------------------------------------------------------------------------------------------------------------------------
Federated U.S. Government        66      99    134     234      16    49      84     184     16     49      84     184
Securities Fund: 2-5 Years -
Institutional Shares
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth          70     111    154     275      20    61     104     225     20     61     104     225
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield      71     115    161     289      21    65     111     239     21     65     111     239
Fund - Class T
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period                time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund   69     108    149     264      19    58      99     214     19     58      99     214
--------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund(R)           67     102    140     245      17    52      90     195     17     52      90     195
--------------------------------------------------------------------------------------------------------------------------
Fidelity Equity - Income Fund    67     103    141     248      17    53      91     198     17     53      91     198
--------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund        66     101    138     242      16    51      88     192     16     51      88     192
--------------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio           68     105    145     257      18    55      95     207     18     55      95     207
--------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund            67     102    139     244      17    52      89     194     17     52      89     194
--------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund            71     115    161     289      21    65     111     239     21     65     111     239
--------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund        71     115    161     289      21    65     111     239     21     65     111     239
--------------------------------------------------------------------------------------------------------------------------
The Investment Company of        66      99    134     234      16    49      84     184     16     49      84     184
America(R), Inc.
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The         65      97    132     228      15    47      82     178     15     47      82     178
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The         65      97    132     228      15    47      82     178     15     47      82     178
Moderately Aggressive
Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The         65      97    132     228      15    47      82     178     15     47      82     178
Moderate Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The         65      97    132     228      15    47      82     178     15     47      82     178
Moderately Conservative
Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The         65      97    132     228      15    47      82     178     15     47      82     178
Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income           65      97    131     227      15    47      81     177     15     47      81     177
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors          67     103    141     249      17    53      91     199     17     53      91     199
Growth Stock Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities      66     101    138     241      16    51      88     191     16     51      88     191
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class  68     105    145     256      18    55      95     206     18     55      95     206
A
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional     71     115    161     290      21    65     111     240     21     65     111     240
Fund, Inc. - Equity Growth
Portfolio - Class B
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D     69     108    149     266      19    58      99     216     19     58      99     216
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund -      68     107    148     262      18    57      98     212     18     57      98     212
Class D
--------------------------------------------------------------------------------------------------------------------------
Nationwide Money Market Fund     66     101    138     241      16    51      88     191     16     51      88     191
-Prime Shares
--------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index      65      97    131     226      15    47      81     176     15     47      81     176
Fund - Institutional Service
Class (formerly, "Class Y")
--------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account      68     105    145     257      18    55      95     207     18     55      95     207
Trust - Nationwide Income
Fund
--------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account      72     118    167     300      22    68     117     250     22     68     117     250
Trust - Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian        69     108    149     264      19    58      99     214     19     58      99     214
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners        70     110    154     274      20    60     104     224     20     60     104     224
Trust
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period                time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -        72     118    167     301      22    68     117     251     22     68     117     251
Class A
--------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -         70     112    156     279      20    62     106     229     20     62     106     229
Institutional Service Class
(formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------------
Prestige International Fund -    73     121    172     311      23    71     122     261     23     71     122     261
Institutional Service Class
(formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth        71     115    161     290      21    65     111     240     21     65     111     240
Fund - Institutional Service
Class (formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund    70     113    159     284      20    63     109     234     20     63     109     234
- Institutional Service Class
(formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -        73     120    169     306      23    70     119     256     23     70     119     256
Institutional Service Class
(formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------------
Putnam International Growth      73     122    173     313      23    72     123     263     23     72     123     263
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -          69     110    153     272      19    60     103     222     19     60     103     222
Class A
--------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A    69     110    153     273      19    60     103     223     19     60     103     223
--------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500        64      94    126     217      14    44      76     167     14     44      76     167
Index Portfolio
--------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. -     72     118    167     301      22    68     117     251     22     68     117     251
Class A
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust     61      84    109     181      11    34      59     131     11     34      59     131
- Treasury Portfolio -
Institutional Class
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International      69     108    149     264      19    58      99     214     19     58      99     214
Stock Fund(R)
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -         72     117    166     298      22    67     116     248     22     67     116     248
Class A
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging          73     121    171     309      23    71     121     259     23     71     121     259
Growth Fund - Common Class
--------------------------------------------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The accumulation unit value for each underlying mutual fund reflects changes in the value of the underlying mutual fund and the deduction of the Variable Account Annual Expense Fee. For specific accumulation unit value information for each class of the underlying mutual funds, please refer to Appendix B.

FINANCIAL STATEMENTS

Financial Statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number located on page 2 of this prospectus.

SYNOPSIS OF THE CONTRACTS

The contracts are group flexible fund retirement contracts. The contracts are designed for use in deferred compensation plans adopted by member counties under the NACo program. The plans generally will qualify for favorable tax treatment under Sections 401 or 457 of the Internal Revenue Code.

Nationwide issues a single group contract to the contract owner, which covers all present and future participating employees. Nationwide will provide a certificate to the contract owner to deliver to each retired participant or other person for whom a Retirement Income Form is purchased. The certificate will set forth the benefits to which the recipient is entitled. Additionally, if legally required, Nationwide will provide a certificate to the contract owner for delivery to any other person required by law to receive a certificate.

Nationwide establishes an account for each participant under the contract. The account contains values and reflects activity for each participant. Plan participants generally receive tax deferral on amounts deposited into the plan and are taxed when amounts are distributed from the plan.

Plans established for the benefit of any organization that is exempt from federal income tax under Section 457 of the Internal Revenue Code with the exception of government plans, remain the sole property of the contract owner, subject to the claims of the contract owner's general creditors. Consequently, all amounts deferred to the plan, all income and property attributable to such amounts remain the property of the contract owner until such amounts are made available to participants in the plan or to the participants' beneficiaries.

Purchase payments are normally submitted monthly, but the schedule may be adjusted to fit the contract owner's payroll practices. Purchase payments made by or on behalf of each participant must be at least $20 per month.

The contract strives to provide each participant with:

o an initial Retirement Income Payment, which will reflect cost of living changes during pre-retirement years (without requiring increased purchase payments to keep pace with cost of living increases during those years); and

o subsequent Retirement Income Payments which will vary with the cost of living changes during his or her retired lifetime.

Although the contract strives to achieve its goals, there can be no assurance that the contracts will achieve them.

Nationwide will apply purchase rates set forth in the contract to accumulated amounts in participant accounts. These accumulated amounts will reflect the investment performance of the underlying mutual funds selected by the participant. Consequently, a participant's Retirement Income Payments will be directly affected by his or her investment choices under the contract. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. However, there is no exact correlation and for some periods, the prices of securities have declined while the cost of living was rising.

MINIMUM PURCHASE PAYMENTS

Purchase payments for each participant must be at least $20 per month.

CHARGES AND EXPENSES

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 5% of purchase payments surrendered.

Nationwide may assess a Participant Account Maintenance Charge. This charge varies from contract to contract and will not be assessed unless specifically agreed upon by the contract owner and Nationwide. The maximum Participant Account Maintenance Charge is $50 (see "Participant Account Maintenance Charge").

Nationwide can deduct a Variable Account Annual Expense Fee at a maximum rate of 0.95% of average account value. Nationwide can assess this fee in return for bearing certain risks and administrative expenses. The Variable Account Annual Expense Fee is negotiable and varies from contract to contract to reflect unique plan characteristics. This fee does not reflect deductions made by the underlying mutual funds (see "Variable Account Annual Expense Fee").

The CDSC, Participant Account Maintenance Charge, and Variable Account Annual Expense Fee, when negotiated, may be decreased upon notice to the contract owner (see "Modification of the Contract").

RETIREMENT INCOME PAYMENTS

Retirement income payments begin on the annuitization date. Payments are based on the retirement income form chosen (see "Retirement Income Payments" and "Retirement Income Forms").

TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929. Nationwide is a member of the Nationwide group of companies with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are underwritten and distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The variable account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on September 7, 1988, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise it or the management of Nationwide.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

  1) shares of a current underlying mutual fund are no longer available for investment; or

  2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

CHARGES AND DEDUCTIONS

The charges and fees described in this section vary from contract to contract, depending on plan characteristics and the particular needs and preferences of contract owners. Generally, the charges and fees are negotiable. This flexibility allows Nationwide and the contract owner to custom design a charge structure that meets the financial goals of both the contract owners and Nationwide.

While a contract is in effect, a circumstance may arise that would require a renegotiation of the contract terms. In this situation, charges and fees will not be higher than those in effect before the re-negotiation. In other words, the charges and fees of a renegotiated contract may decrease, but under no circumstances will they increase.

PARTICIPANT ACCOUNT MAINTENANCE CHARGE

Nationwide may assess a Participant Account Maintenance Charge to reimburse it for administrative expenses involved in issuing and maintaining the contracts. The maximum Participant Account Maintenance Charge is $50. Nationwide will not assess this charge unless it is negotiated and contractually agreed upon by Nationwide and the contract owner.

Generally, by negotiating a higher Participant Account Maintenance Charge, a contract owner can expect to lower other charges that are assessed in connection with the contract. Conversely, a contract owner that negotiates a lower Participant Account Maintenance Charge can expect to incur higher charges elsewhere in the expense structure.

If a Participant Account Maintenance Charge is negotiated, it will be assessed against each applicable participant in the plan. Nationwide will deduct the charge from each participant's account on the participant anniversary, which is the anniversary of the date accumulation units were first credited to the participant's account. Each year's deduction will compensate Nationwide for expenses incurred during the previous year. The deduction will occur during both the accumulation and annuity payment periods.

The Participant Account Maintenance Charge is made by canceling a number of accumulation units during both the accumulation and annuity periods, equal in value to the applicable charge. If a participant account includes more than one sub-account, the deduction will be allocated among sub-accounts on the basis of relative values at the time the deduction is made.

On the date that a full withdrawal is taken from a participant's account, Nationwide will deduct a pro-rated Participant Account Maintenance Charge. The amount of the charge will be 1/12 of the applicable Participant Account Maintenance Charge, multiplied by the number of whole or partial months between the last participant anniversary (or participant effective date during the first year of a participant account) and the withdrawal date.

The deduction for the Participant Account Maintenance Charge will be taken proportionately from each sub-account based on relative value at the time the deduction is made.

This contract may be used by a plan in conjunction with other investment options, such as Nationwide's Group Fixed Fund Retirement Contract. In this case, the deduction for the Participant Account Maintenance Charge may be reduced so that the combined total of the Participant Account Maintenance Charge and any similar charges imposed under other investment options does not exceed the Participant Account Maintenance Charge negotiated for this contract. The charge will be deducted proportionately from the sub-accounts and amounts held in the other investment options based on the relative values at the time the deduction is made.

THE PARTICIPANT ACCOUNT MAINTENANCE CHARGE WILL NOT BE ASSESSED UNLESS NEGOTIATED BETWEEN NATIONWIDE AND THE CONTRACT OWNER.

VARIABLE ACCOUNT ANNUAL EXPENSE FEE

Nationwide can deduct a Variable Account Annual Expense Fee up to a maximum rate of 0.95% of average account value in exchange for assuming various risks and administrative expenses associated with the contracts. This fee is subject to negotiation and can vary for each contract to reflect unique plan characteristics.

The following factors may be considered in negotiating the amount of this fee:

  1)   plan size;

  2)   the number of eligible employees;

  3)   the number of plan participants;

  4)   demographics of the plan participants;

  5)   general economic conditions;

   6) the varying costs associated with the underlying mutual funds that are offered in the contract;

   7)   the type of contract (e.g. allocated vs. unallocated);

   8)   distribution costs;

   9)   any recovery of credits on initial transfers; and

  10)   other factors Nationwide deems relevant.

CONTINGENT DEFERRED SALES CHARGE

No sales charge is deducted from purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC when applicable. The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, Nationwide will make up any shortfall from its general account.

Regardless of the CDSC schedule chosen, no CDSC will be assessed against distributions paid as:

  o    a life income payment option;

  o a designated period payment option of 5 or more years for a participant who has a minimum of 5 participant account years before the beginning of the benefit payments; and

  o    a single-sum or periodic payment resulting from a participant's death.

Contracts Issued Beginning July 1, 1985 and Before May 1, 1998

If the contract owner terminates the contract in accordance with the section entitled "Suspension and Termination" and directs Nationwide to withdraw all or part of the contract value, Nationwide will assess a CDSC from each participant's account as indicated below. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.

The following CDSC schedule applies to contracts issued beginning July 1, 1985 and before the later of May 1, 1998 or the date on which state insurance authorities approve contract modifications.

  ------------------------- -------------------------
                              Number of Completed
                             Years of Participation
      CDSC Percentage          (Beginning July 1,
                                     1985)*
  ------------------------- -------------------------
             4%                   1 through 12
  ------------------------- -------------------------
             3%                        13
  ------------------------- -------------------------
             2%                        14
  ------------------------- -------------------------
             1%                        15
  ------------------------- -------------------------
             0%                   16 and after
  ------------------------- -------------------------

* The "Number of Completed Years of Participation" is determined beginning with the participant's first deferral into the contract.

In any event, no CDSC will be assessed against withdrawals taken on or after January 1, 2001 for contracts issued beginning July 1, 1985 and before the later of May 1, 1998 or the date on which state insurance authorities approve contract modifications.

When a CDSC of less than 4% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced expenses to Nationwide in connection with case acquisition costs, plan start-up expenses, commissions and marketing expenses. Nationwide will not apply any deductions in a discriminatory manner.

Contracts Issued On or After May 1, 1998

For contracts issued on or after the later of May 1, 1998 or the date on which state insurance authorities approve contract modifications, a CDSC may be negotiated and assessed.

The total CDSC assessed to any participant will never exceed 5% (or a lesser percentage, if applicable) of the total purchase payments made on behalf of the participant for the 16 years before the surrender date.

When a CDSC of less than 5% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced expenses to Nationwide in connection with case acquisition costs, plan start-up expenses, commissions and marketing expenses. Nationwide will not apply any deductions in a discriminatory manner.

PREMIUM TAXES

Nationwide may charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT RIGHTS

The contract owner owns the contract for the exclusive benefit of the plan's participants and beneficiaries. Contractual rights may be exercised by the contract owner subject to those rights specifically reserved in the plan documents for participants, either as a group or as individuals. The contract owner may not take any action inconsistent with the rights of the plan's participants. The contract may not be assigned.

OPERATION OF THE CONTRACT

MINIMUM PURCHASE PAYMENTS

Purchase payments for each participant must be at least $20 per month. Payments must be made no less frequently than monthly, unless Nationwide agrees otherwise.

APPLICATION OF PURCHASE PAYMENTS

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the participant will be informed of the reason for the delay. The purchase payment will be returned unless the participant specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o   New Year's Day               o   Independence Day
o   Martin Luther King, Jr. Day  o   Labor Day
o   Presidents' Day              o   Thanksgiving
o   Good Friday                  o   Christmas
o   Memorial Day

Nationwide also will not price purchase payments if:

  (1)  trading on the New York Stock Exchange is restricted;

  (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

  (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, account value may be affected since the contract owner will not have access to their account.

When permissible under state insurance law, Nationwide may credit up to 8% of an initial transfer into the contract. An initial transfer is the amount transferred into the contract from a non-Nationwide investment product. It serves as the initial purchase payment under the contract. This credit will reimburse the contract owner for any exit penalty assessed by the previous provider. Nationwide will recover this credit by reducing service agent and/or broker compensation or through the negotiation of an increased Participant Account Maintenance Charge or Variable Account Annual Expense Fee.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to each participant's account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. The contract owner, or the participant if the plan so permits, may change allocations among sub-accounts for future purchase payments. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any participant. Nationwide will accept these changes as frequently as permitted by the plan. An allocation change will not affect the allocation of purchase payments before the change.

DETERMINING VARIABLE ACCOUNT VALUE - VALUING AN ACCUMULATION UNIT

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

  (a)  is:

       (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);

  (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

  (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.00% to 0.95% of the daily net assets of the variable account, depending on unique plan characteristics.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE PARTICIPANT ACCOUNT VALUE

A participant's account value is equal to the sum of the value of all accumulation units credited to the participant's account. The number of accumulation units credited to each participant account for each sub-account is determined by dividing the amount allocated to that sub-account for that participant by the accumulation unit value for that sub-account for the valuation period the purchase payment was received.

The value of a participant's account on any day can be determined by multiplying the total number of accumulation units credited to the participant's account for each sub-account by the current accumulation unit value for that sub-account. Each participant and the contract owner will be advised periodically of the number of accumulation units credited to his or her account for each sub-account, the current accumulation unit values, and the total value of his or her account. These reports are for informational purposes only and do not mean that a participant has any rights in his or her account beyond those provided for in the plan.

EXCHANGE PRIVILEGE

The contract owner, or the participant if the plan so provides, may exchange amounts among the sub-accounts as frequently as permitted by the plan, subject to the limits and rules set by each underlying mutual fund. Certain plans may impose limitations on participant exchange privileges as a consequence of agreements entered into to purchase mutual funds or other investments unrelated to the contract.

For those plans funded by this contract and Nationwide's Group Fixed Fund Retirement Contract, the contract owner, or the participant if the plan so provides, may exchange values between any sub-account and the Group Fixed Fund Retirement Contract. Exchanges from the Nationwide Group Fixed Fund Retirement Contract to any sub-account will be subject to the limitations of the Nationwide Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at Nationwide's home office.

If Nationwide receives the exchange request before the end of a valuation date, the exchange will receive the accumulation unit values of that date. However, if Nationwide receives the exchange request after the close of business on a valuation date, the exchange will receive the next valuation date's accumulation unit value.

Certain plans may select investment options, unrelated to the annuity contract, that may impose limitations affecting the exchange privileges associated with the investment options available in the annuity contract.

One such investment option that may be chosen is the Morley Stable Value Retirement Fund. Although the Morley Stable Value Retirement Fund may be purchased by plans as an investment option outside the variable annuity contract described in this prospectus, the Morley Stable Value Retirement Fund may impose restrictions on amounts that may be directly transferred to options which are considered "competing investment options."

Competing investment options include the Nationwide Money Market Fund - Prime Shares, the Federated U.S. Government Securities Fund: 2-5 Years: Institutional Shares, Short-Term Investments Trust - Treasury Portfolio - Institutional Class and the Nationwide Fixed Account Option. If the Morley Stable Value Retirement Fund is available in your Plan, amounts withdrawn from the Morley Stable Value Retirement Fund may not be transferred to a "competing investment option" for a period of at least 90 days.

The Morley Stable Value Retirement Fund is operated by Morley Capital Management, Inc. and advised by Union Bond and Trust; both entities are wholly-owned subsidiaries of Nationwide Financial Services, Inc.

There is no charge assessed for any exchanges.

EXCHANGE REQUESTS

In addition to submitting exchange requests in writing, the participant may also make exchanges by telephone and the internet, provided that the contract owner executes documents agreeing to certain restrictions applicable to these privileges. Telephone and internet exchange requests must be received by Nationwide by the close of the New York Stock Exchange in order to receive that day's closing sub-account price.

Nationwide will use reasonable procedures to confirm that telephone and internet instructions are genuine and will not be liable for following telephone or internet instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners and participants.

EXPERIENCE CREDITS

Depending on the state in which the contract was issued, the contracts are either participating or non-participating. Contract owners of participating contracts have the right to receive any surplus distributed by Nationwide. A surplus distribution will occur if Nationwide's Board of Directors determines that charges and fees assessed under the contracts were higher than necessary to maintain the contracts. Nationwide will distribute any surplus by purchasing additional accumulation units and crediting them to participant accounts. To date, Nationwide has not made any surplus distributions to participant accounts and Nationwide does not guarantee that there will be a surplus distribution in the future. Non-participating contracts do not have the right to receive surplus distributions.

MODIFICATION OF THE CONTRACT

The following charges may be decreased if negotiated, upon notice to the contract owner:

  o    Contingent Deferred Sales Charge

  o    Participant Account Maintenance Charge

  o    Variable Account Annual Expense Fee

No modifications may be made prior to the first contract anniversary.

Nationwide may change any other provision of the contract by giving notice to contract owners not less than 90 days before the change is to be effective.

CONTRACT SUSPENSION AND TERMINATION

Nationwide may suspend the contract at any time upon written notice to contract owners if:

  a) the contract owner fails to remit to Nationwide any purchase payment specified in the plan; or

  b) Nationwide rejects a plan amendment submitted by the contract owner that Nationwide determines would adversely affect the contract's financial experience.

The contract owner may suspend the contract at any time upon 90 days written notice to Nationwide. Suspension will become effective on the 91st day after Nationwide receives the notice. If a contract is suspended, Nationwide will not accept new purchase payments, except by mutual consent. All other contract terms will continue to apply.

Once the suspension is effective, the contract owner may, upon 30 days written notice to Nationwide, terminate the contract. Termination will become effective on the 31st day after Nationwide receives the notice. Upon termination, Nationwide will pay to the contract owner:

  1)   the redemption value of participant accounts, less any applicable CDSC;
       and

  2) the balance of the annual payment amounts in Nationwide's General Account transferred to make Retirement Income Payments under Retirement Income Forms B1 and B2.

REDEMPTION OF PARTICIPANT ACCOUNTS

The contract owner's right to redeem participant accounts, either fully or partially, will be governed by the terms of the plan.

If the plan so permits, the contract owner may redeem a participant account, fully or partially, at any time before Retirement Income Payments begin under Option B1 or B2 (see "Retirement Income Forms"). A partial redemption will not affect requirements to make future purchase payments to that participant account or that participant's retirement date.

For partial redemptions, Nationwide will cancel accumulation units from the sub-accounts. The requested dollar amount cannot exceed available accumulation unit value. The contract owner must instruct Nationwide how the redemption should be taken from the sub-accounts. If no instruction is given, the redemption will be taken proportionately from each sub-account based on the value of each sub-account at the time of the redemption.

Instead of a lump sum distribution of a full or partial redemption, the contract owner (or participant, if permitted by the plan) may elect to have the redemption paid pursuant to Retirement Income Form A1 or A2, subject to the minimums applicable to these options.

If the contract owner terminates the contract, all participant accounts under that contract will be redeemed as permitted by the plan. A CDSC may apply. However, absent contract termination, no CDSC will apply to full or partial redemptions.

Nationwide will pay all redemption amounts to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Nationwide will pay any redemption amounts within 7 days of receiving the redemption request. However, Nationwide may suspend or postpone payment when:

  (1)  the New York Stock Exchange is closed;

  (2)  trading on the New York Stock Exchange is restricted;

  (3) an emergency is declared by the SEC making disposal or valuation of securities held in the variable account impracticable; or

  (4) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner and/or participant would not have access to their account.

Participant account value upon full surrender may be more or less than the total of all purchase payments.

RETIREMENT PERIOD

ADDITIONAL PURCHASE PAYMENT BEFORE BEGINNING RETIREMENT INCOME PAYMENTS

The contract owner may make one additional purchase payment to each participant's account in order to increase Retirement Income Payments. The contract owner must notify Nationwide of this election in the documentation electing the Retirement Income Form and retirement date (see "Election of Retirement Income Form and Date"). The purchase payment must be made by the last business day before Retirement Income Payments begin. This purchase payment is subject to any applicable premium taxes.

The annuity rates under the contract apply to the entire value, including any such additional purchase payment that does not exceed 5 times the purchase payments allocated to a participant's account before the date of notice is given. Any amount in excess of this amount may be applied at annuity rates currently offered to this type of contract.

RETIREMENT INCOME PAYMENTS

The distribution period is the period during which a participant account is paid out in installments. Since the distribution period usually occurs after a participant retires, it is also referred to as the retirement period.

Nationwide will pay all retirement distributions to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Upon retirement, a participant's account value can be used to purchase either a fixed dollar annuity, a variable payment annuity, or an available combination of both.

Nationwide is obligated to make payments under a variable payment annuity. However, the amount of each payment is not guaranteed. Variable payment amounts will reflect the investment performance of the sub-accounts, but will not be affected by adverse mortality experience or by increased expenses.

A fixed dollar annuity provides for payments that are guaranteed as to dollar amount during the distribution period. Upon retirement, the participant's account value is used to purchase a contract fund by Nationwide's general account. Once this contract has been purchased, the participant's account will no longer vary with the investment performance of the underlying mutual funds.

To determine the amount of the first fixed dollar annuity payment, the value is applied to the applicable annuity table based on the distribution schedule elected. The fixed payment annuity can be distributed in any of the forms listed under the provision "Retirement Income Forms." Specifically, they can be distributed as:

  1)   payments for a designated period;

  2)   payments of a designated amount;

  3)   life income with payment certain; or

  4)   joint and survivor life income.

Fixed dollar annuities are available under a plan upon the contract owner's election.

ELECTION OF RETIREMENT INCOME FORM AND DATE

The contract provides for Retirement Income Payments to begin on the date and under the retirement options set forth in the plan. At least one month before Retirement Income Payments are set to begin, the contract owner may elect one of the retirement income options set forth in this prospectus. Nationwide must receive this election in writing. The plan may restrict changes in the retirement income option elected.

If, at retirement, the present value of a participant's account is less than $5,000, Nationwide may make a lump sum distribution instead of periodic payments.

RETIREMENT INCOME FORMS

Retirement distributions may take any of the following forms, as permitted by the plan:

AMOUNT AND PERIOD CERTAIN OPTIONS

     Option A1: Payments for a Designated Period

     Payments will be made monthly for a set number of years not to exceed 30 years. The amount of each payment will vary with the performance of the underlying mutual funds in which the participant account invests. Nationwide calculates each payment by multiplying (a) by (b), where:

       (a)  is the accumulation unit value on the day the payment is made; and

       (b) is the number of accumulation units applied under this option divided by the number of payments selected.

     Once the amount of the payment is calculated, Nationwide will cancel available accumulation units to equal the dollar amount of that payment.

     Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract. Exchanges may cause the number of accumulation units to change, necessitating a recalculation of the payment amount.

     If the period selected under this option is less than 5 years, and the participant has less than 5 participant account years, a CDSC will be assessed against each payment.

     Option A2: Payments of a Designated Amount

     Payments will be made monthly in equal installments of a set amount (not less than $25 per month) until no accumulation units remain in the participant account. The participant's account is adjusted each valuation date to reflect investment results. Nationwide will cancel accumulation units up to the designated dollar amount of the payment.

     Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract.

     If election of this option results in a payment period of less than 5 years, and the participant has less than 5 Participant Account Years, a CDSC will be assessed against each payment.

LIFE INCOME OPTIONS

For the following options, payments will be determined annually and will remain level throughout the year. Each year, on the anniversary of the beginning of Retirement Income Payments, a new monthly payment will be determined. That new payment will remain level for that year.

Nationwide will use the retired participant's adjusted age to determine each year's set monthly payment. This adjusted age may not be the same as the retired participant's actual age.

Life income options are based on:

  o  the mortality tables specified in the contract;

  o  the adjusted age of the retired participant;

  o  the type of Retirement Income Payment option(s) selected; and

  o in the case of variable payments, the investment performance of the specific sub-accounts elected.

     Option B1: Life Income with Payment Certain

     Payments will be made monthly during an individual's lifetime for a set period of 60, 120, 180, 240, 300 or 360 months, as elected. If the individual dies before the end of the selected period, level payments will continue to the beneficiary during the remainder of the selected period. Unless prohibited by the plan, the beneficiary may elect at any time to receive the present value of the remaining number of payments in a single payment, calculated using the same assumed investment rate used previously.

     Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

     Option B2: Joint and Survivor Life Income

     Payments will be made monthly during the joint lifetime of the participant and a beneficiary. Payments will be made as long as either of the two is living. If the participant predeceases the beneficiary, payments will continue to be paid to the beneficiary at 100%, 75%, 66 2/3% or 50% of the original payment amount as elected until the beneficiary's death. If the beneficiary predeceases the participant, payments will continue at 100% to the participant.

     Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

Other Options

Alternate distribution methods may be used with Nationwide's consent.

Frequency of Payment

The retired participant, with the contract owner's consent, may receive payments under any option annually, semi-annually, or quarterly instead of monthly. Any change in frequency of payments must be on the anniversary of the beginning of Retirement Income Payments.

Withdrawal

If allowed by the plan, any amount remaining under option A1 or A2 may be withdrawn. If that amount is at least $5,000, the withdrawn amount may be applied to option B1 or B2, subject to minimum payment requirements.

DETERMINATION OF LIFE INCOME PAYMENTS

The amount of annuity payments will vary depending on the performance of the underlying mutual funds selected.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. If not prohibited by law, a contract owner may, at contract issuance, elect an alternated assumed investment rate of 5% per annum. The choice of assumed investment rate affects the pattern of Retirement Income Payments. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance is higher or lower than the assumed investment rate.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate built into the variable payment annuity purchase rate basis in the contracts.

First Year's Payments

To determine the monthly payment that will be distributed monthly for the first year after retirement, Nationwide first determines the participant's account value as of the retirement date. This value is found by multiplying the number of accumulation units in each sub-account for that participant's account by the accumulation unit value for that sub-account on the last business day of the second calendar week before the date the first payment will be made.

Based on the participant's account value, Nationwide then determines the amount of each monthly payment. The monthly payment amount is found by dividing the accumulation unit value of that sub-account in the participant's account by the amount required to provide $1 per month (the purchase rate).

Once the monthly payment amount is found, Nationwide multiplies the payment by 12 to get the total payment for the year. Then Nationwide cancels the number of accumulation units from the participant's account to equal the total payments for the year. The accumulation units will be canceled from each sub-account in the same proportion that new purchase payments are allocated. The value is then transferred to Nationwide's general account from which monthly payments are made.

The total annual amount is calculated so that if there are no partial redemptions, and no underlying mutual fund dividends are taken in cash, the monthly payments will be level as long as the net investment factor equals the assumed investment rate plus an amount equal to the annual administrative charge. Payments in subsequent years will vary depending on how the sub-accounts' performance compares to the assumed investment rate.

Second and Subsequent Years' Payments

On each anniversary of the beginning of Retirement Income Payments, the second year's monthly payment amount will be calculated. The calculation will be performed in the same manner as the first year's payment, except that the current participant account value will be used. Similarly, accumulation units will be cancelled and the value will be transferred to Nationwide's general account, from which monthly payments will be made. Subsequent years' payments will be calculated in the same fashion on each anniversary date.

DEATH OF PARTICIPANT

PARTICIPANT DEATH BEFORE RETIREMENT

If a participant dies before beginning Retirement Income Payments, a death benefit equal to the participant's account value is payable as set forth in the plan. The death benefit will be paid when Nationwide:

  1)   receives and verifies the participant's death; and

  2)   verifies beneficiary designations.

If the plan so provides, the beneficiary may receive the death benefit:

  1)   as a lump sum; or

  2) in the form of a Retirement Income Form contained in the contract, subject to applicable minimums. Retirement Income Payments may be fixed, variable, or a combination of both.

DEATH OF RETIRED PARTICIPANT

If a retired participant dies while receiving payments, any payment due will be determined according to the Retirement Income Form elected. The calculation of the net present value of any remaining payments under a period certain option will be based on the same assumed investment rated used in determining the payments before the retired participant's death.

The participant account will be reduced by the number of accumulation units not required to provide further payments during the remainder of a period certain, if any, or to a contingent retired participant. Depending on Nationwide's obligation under the contract, the accumulation units will either remain in the variable account or be transferred to Nationwide's general account.

FEDERAL TAX CONSIDERATIONS

Tax advantages that may be associated with the contracts described in this prospectus will depend on:

  o    the type of contract purchased; and

  o    the purposes for which the contract is purchased.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts. If the contract is purchased as the investment or funding medium for certain retirement plans, tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.

The contracts are treated as a trust under rules similar to Internal Revenue Code Section 401(f).

Under existing federal income tax law, Nationwide is not required to pay taxes on the variable account's investment income when it is credited to contract owners. Nationwide is taxed as a life insurance company under Part One, Subchapter L of the Internal Revenue Code.

Contract owners would normally be taxed on income and capital gains earned under the contract, whether or not taken in cash. However, the contracts are issued only to organizations exempt from federal income tax.

Distributions will normally contain purchase payments that were not previously included in the participant's gross income. Upon distribution, these amounts should be included in the gross income of the recipient.

The contract owner is responsible for ensuring that the plan is established and administered in accordance with the provisions set forth in the Internal Revenue Code.

CONTRACTS ISSUED UNDER THE NEW YORK MODEL PLAN

In order to sell the contracts to governmental employers in the state of New York, the following amendments must be made to the contract:

  o References to "annuity" payments throughout the prospectus are modified to mean "benefit" payments.

  o The "Suspension and Termination" provision is amended to allow a participant to "freeze" his or her account and maintain the account on deposit with Nationwide even though the contract was terminated. The contract owner will continue to own the account, subject to the claims of its general creditors.

  o All references to Life Income Options B1 and B2 throughout this prospectus are deleted.

  o All references to "CDSC" and "Contingent Deferred Sales Charge" throughout this prospectus are deleted.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

Participants should review these reports carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the report, Nationwide will assume all transactions are correct.

Nationwide will provide contract owners with the variable account's prospectus to make available to participants. The contract owner may, under the terms of the plan, be required to provide additional information to participants, such as changes in the plan, changes in the tax status of the plan, or the financial condition of the contract owner as it relates to obligations under the plan.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT
PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT-Money Market
Fund and the Short-Term Investments Trust - Treasury Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the fund's units. Yield is an annualized figure, which means that it is assumed that funds generate the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

  o    precious metals;
  o    real estate;
  o    stocks and bonds;
  o    closed-end funds;
  o    bank money market deposit accounts and passbook savings;
  o    CDs; and
  o    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

  o    S&P 500;
  o    Shearson/Lehman Intermediate Government/Corporate Bond Index;
  o    Shearson/Lehman Long-Term Government/Corporate Bond Index;
  o    Donoghue Money Fund Average;
  o    U.S. Treasury Note Index;
  o    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
  o    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

  o    Lipper Analytical Services, Inc.;
  o    CDA/Wiesenberger;
  o    Morningstar;
  o    Donoghue's;
  o    magazines such as:
       =>   Money;
       =>   Forbes;
       =>   Kiplinger's Personal Finance Magazine;
       =>   Financial World;
       =>   Consumer Reports;
       =>   Business Week;
       =>   Time;
       =>   Newsweek;
       =>   National Underwriter;and
       =>   News and World Report;
  o    LIMRA;
  o    Value;
  o    Best's Agent Guide;
  o    Western Annuity Guide;
  o    Comparative Annuity Reports;
  o    Wall Street Journal;
  o    Barron's;
  o    Investor's Daily;
  o    Standard & Poor's Outlook; and
  o    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average annual total return, calculated in a manner prescribed by the SEC, and non-standardized average annual total return ("non-standardized return").

Standardized average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). Any calculation will reflect the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Non-standardized return, calculated similar to standardized average annual total return, shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using data for the period ended December 31, 1999. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
      -------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years
                                                                                            or Date Fund
                                                                                            Available in    Date Fund
                                                                                            the Variable   Available in
                                                                 1 Year         5 Years        Account     the Variable
                        Sub-Account Option                     to 12/31/99    to 12/31/99    to 12/31/99     Account
      -------------------------------------------------------------------------------------------------------------------
      American Century: Income & Growth - Investor Class          6.84%             N/A         10.84%       11/13/98
      -------------------------------------------------------------------------------------------------------------------
      American Century: Growth-Investor Class                    23.41%          21.41%         14.11%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      American Century: International Discovery - Investor       76.76%             N/A         70.53%       11/13/98
      Class
      -------------------------------------------------------------------------------------------------------------------
      American Century: Ultra-Investor Class                     30.13%          24.55%         15.55%       10/01/93
      -------------------------------------------------------------------------------------------------------------------
      The Bond Fund of America(SM), Inc.                         -8.50%           1.79%          2.58%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      The Brown Capital Management - Small Company Fund             N/A             N/A         23.35%       06/25/99
      -------------------------------------------------------------------------------------------------------------------
      Dreyfus Appreciation Fund, Inc.                            -1.07%             N/A          1.93%       11/13/98
      -------------------------------------------------------------------------------------------------------------------
      Dreyfus Premier Midcap Stock Fund - Class A                -0.41%             N/A          7.63%       11/13/98
      -------------------------------------------------------------------------------------------------------------------
      The Dreyfus Premier Third Century Fund, Inc. - Class Z     18.93%          25.18%         10.43%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      Evergreen Income and Growth Fund - Class Y                  5.27%           9.44%          4.62%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      Federated Bond Fund - Class F                             -13.07%             N/A        -14.03%       11/13/98
      -------------------------------------------------------------------------------------------------------------------
      Federated U.S. Government Securities Fund: 2-5 Years      -11.14%          -0.47%         -2.50%       07/01/92
      - Institutional Shares
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Advisor Growth Opportunities Fund - Class A       -6.90%             N/A         -1.12%       11/13/98
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Advisor High Yield Fund - Class T                 -2.67%             N/A         -1.69%       11/13/98
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Capital & Income Fund                              2.13%           5.92%          7.15%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Contrafund(R)                                     13.89%          22.39%         15.87%       10/01/93
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Equity - Income Fund                              -3.86%          14.92%         11.76%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Magellan(R) Fund                                  12.87%          21.06%         13.25%       10/01/93
      -------------------------------------------------------------------------------------------------------------------
      Fidelity OTC Portfolio                                     60.90%          30.26%         26.74%       09/01/94
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Puritan Fund                                      -7.96%           9.78%          6.77%       09/01/94
      -------------------------------------------------------------------------------------------------------------------
      INVESCO Dynamics Fund                                      60.17%             N/A         68.76%       11/13/98
      -------------------------------------------------------------------------------------------------------------------
      INVESCO Total Return Fund                                 -12.15%             N/A        -12.81%       11/13/98
      -------------------------------------------------------------------------------------------------------------------
      The Investment Company of America(R), Inc.                  5.45%          18.53%         12.06%       07/01/92
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Aggressive Portfolio              13.01%             N/A         12.27%       01/20/98
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderately Aggressive              8.21%             N/A          9.32%       01/20/98
      Portfolio
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderate Portfolio                 3.80%             N/A          7.17%       01/20/98
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderately Conservative           -1.24%             N/A          3.73%       01/20/98
      Portfolio
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Conservative Portfolio            -7.21%             N/A         -0.66%       01/20/98
      -------------------------------------------------------------------------------------------------------------------
      MAS Funds Fixed Income Portfolio                          -11.45%           1.95%          0.05%       09/01/94
      -------------------------------------------------------------------------------------------------------------------
      Massachusetts Investors Growth Stock Fund - Class A        27.44%          30.28%         18.64%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      MFS(R) Growth Opportunities Fund - Class A                 21.57%          23.12%         13.26%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      MFS(R) High Income Fund - Class A                          -4.02%           3.75%          0.99%       08/03/93
      -------------------------------------------------------------------------------------------------------------------
      Morgan Stanley Institutional Fund, Inc. - Equity           28.06%             N/A         31.04%       11/13/98
      Growth Portfolio - Class B
      -------------------------------------------------------------------------------------------------------------------
      Nationwide(R) Fund - Class D                              -11.09%          18.93%         10.51%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      Nationwide(R) Growth Fund - Class D                         5.54%          16.98%         11.81%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      Nationwide Money Market Fund- Prime Shares                 -6.32%          -2.07%         -3.18%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      Nationwide S&P 500(R) Index Fund - Institutional            8.66%             N/A         12.08%       11/13/98
      Service Class (formerly, "Class Y")
      -------------------------------------------------------------------------------------------------------------------

       STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
       ------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years
                                                                                            or Date Fund
                                                                                            Available in    Date Fund
                                                                                            the Variable   Available in
                                                                 1 Year        5 Years        Account      the Variable
                        Sub-Account Option                     to 12/31/99   to 12/31/99    to 12/31/99      Account
       ------------------------------------------------------------------------------------------------------------------
       Nationwide Separate Account Trust - Nationwide               N/A            N/A         -4.53%          06/25/99
       Income Fund
       ------------------------------------------------------------------------------------------------------------------
       Nationwide Separate Account Trust - Nationwide Small      32.66%            N/A          5.80%          11/03/97
       Company Fund
       ------------------------------------------------------------------------------------------------------------------
       Neuberger Berman Guardian Fund, Inc.                      -2.57%          9.83%          6.73%          09/01/94
       ------------------------------------------------------------------------------------------------------------------
       Neuberger Berman Partners Trust                           -3.32%            N/A         -3.73%          11/13/98
       ------------------------------------------------------------------------------------------------------------------
       Oppenheimer Global Fund - Class A                         46.98%            N/A         47.88%          11/13/98
       ------------------------------------------------------------------------------------------------------------------
       Prestige Balanced Fund - Institutional Service Class      -1.75%            N/A         -0.53%          11/13/98
       (formerly, Class Y)
       ------------------------------------------------------------------------------------------------------------------
       Prestige International Fund - Institutional Service       10.23%            N/A         13.33%          11/13/98
       Class (formerly, Class Y)
       ------------------------------------------------------------------------------------------------------------------
       Prestige Large Cap Growth Fund - Institutional            23.56%            N/A         30.71%          11/13/98
       Service Class (formerly, Class Y)
       ------------------------------------------------------------------------------------------------------------------
       Prestige Large Cap Value Fund - Institutional            -15.24%            N/A        -13.44%          11/13/98
       Service Class (formerly, Class Y)
       ------------------------------------------------------------------------------------------------------------------
       Prestige Small Cap Fund - Institutional Service            7.64%            N/A         10.82%          11/13/98
       Class (formerly, Class Y)
       ------------------------------------------------------------------------------------------------------------------
       Putnam Investors Fund - Class A                           18.92%         26.76%         15.99%          06/17/91
       ------------------------------------------------------------------------------------------------------------------
       Putnam Voyager Fund - Class A                             44.66%         25.84%         18.83%          06/17/91
       ------------------------------------------------------------------------------------------------------------------
       SEI Index Funds - S&P 500 Index Portfolio                  9.67%            N/A         19.94%          05/01/96
       ------------------------------------------------------------------------------------------------------------------
       Seligman Growth Fund, Inc. - Class A                      19.04%         21.19%         12.85%          06/17/91
       ------------------------------------------------------------------------------------------------------------------
       Short-Term Investments Trust - Treasury Portfolio -       -5.94%         -1.61%         -2.72%          07/01/92
       Institutional Class
       ------------------------------------------------------------------------------------------------------------------
       T. Rowe Price International Stock Fund(R)                 23.33%          9.40%          5.48%          09/01/94
       ------------------------------------------------------------------------------------------------------------------
       Templeton Foreign Fund - Class A                          27.90%          6.71%          3.43%          09/01/94
       ------------------------------------------------------------------------------------------------------------------
       Warburg Pincus Emerging Growth Fund - Common Class        30.47%            N/A         37.19%          11/13/98
       ------------------------------------------------------------------------------------------------------------------

      NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
      -------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years
                                                                                             to 12/31/99
                                                                 1 Year         5 Years      or Life of     Date Fund
                        Sub-Account Option                     to 12/31/99    to 12/31/99       Fund        Effective
      -------------------------------------------------------------------------------------------------------------------
      American Century: Income & Growth - Investor Class         16.84%          26.83%          20.56%        12/17/90
      -------------------------------------------------------------------------------------------------------------------
      American Century: Growth-Investor Class                    33.41%          25.74%          16.90%        06/30/71
      -------------------------------------------------------------------------------------------------------------------
      American Century: International Discovery - Investor       86.76%          29.13%          26.39%        04/04/94
      Class
      -------------------------------------------------------------------------------------------------------------------
      American Century: Ultra-Investor Class                     40.13%          28.50%          23.27%        11/02/81
      -------------------------------------------------------------------------------------------------------------------
      The Bond Fund of America(SM), Inc.                          1.32%           7.17%           7.37%        05/28/74
      -------------------------------------------------------------------------------------------------------------------
      The Brown Capital Management - Small Company Fund          42.66%          24.18%          22.80%        12/31/92
      -------------------------------------------------------------------------------------------------------------------
      Dreyfus Appreciation Fund, Inc.                             8.93%          24.92%          15.72%        01/18/84
      -------------------------------------------------------------------------------------------------------------------
      Dreyfus Premier Midcap Stock Fund - Class A                 9.59%          22.04%          17.55%        04/06/94
      -------------------------------------------------------------------------------------------------------------------
      The Dreyfus Premier Third Century Fund, Inc. - Class Z     28.93%          28.69%          16.94%        03/29/72
      -------------------------------------------------------------------------------------------------------------------
      Evergreen Income and Growth Fund - Class Y                 15.27%          14.09%           9.46%        08/31/78
      -------------------------------------------------------------------------------------------------------------------
      Federated Bond Fund - Class F                              -3.26%           6.69%           8.43%        05/20/87
      -------------------------------------------------------------------------------------------------------------------

      NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
      -------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years
                                                                                             to 12/31/99
                                                                 1 Year         5 Years      or Life of     Date Fund
                        Sub-Account Option                     to 12/31/99    to 12/31/99       Fund        Effective
      -------------------------------------------------------------------------------------------------------------------
      Federated U.S. Government Securities Fund: 2-5 Years       -1.47%           5.28%         5.54%          02/18/83
      - Institutional Shares
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Advisor Growth Opportunities Fund - Class A        3.10%          19.98%        17.01%          11/18/87
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Advisor High Yield Fund - Class T                  7.33%           9.85%        12.43%          01/05/87
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Capital & Income Fund                             12.13%          11.02%        11.84%          11/01/77
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Contrafund(R)                                     22.89%          26.24%        21.22%          05/17/67
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Equity-Income Fund                                 6.14%          18.98%        13.43%          05/16/66
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Magellan(R) Fund                                  22.87%          25.05%        17.80%          05/02/63
      -------------------------------------------------------------------------------------------------------------------
      Fidelity OTC Portfolio                                     70.90%          34.13%        21.705          02/31/84
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Puritan Fund                                       1.89%          14.37%        11.99%          04/16/47
      -------------------------------------------------------------------------------------------------------------------
      INVESCO Dynamics Fund                                      70.17%          31.86%        22.90%          09/01/67
      -------------------------------------------------------------------------------------------------------------------
      INVESCO Total Return Fund                                  -2.29%          14.23%        11.32%          09/22/87
      -------------------------------------------------------------------------------------------------------------------
      The Investment Company of America(R), Inc.                 15.45%          22.56%        14.92%          01/01/34
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Aggressive Portfolio              23.01%             N/A        20.49%          01/20/98
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderately Aggressive             18.21%             N/A        17.41%          01/20/98
      Portfolio
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderate Portfolio                13.80%             N/A        14.50%          01/20/98
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderately Conservative            8.76%             N/A        11.67%          01/20/98
      Portfolio
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Conservative Portfolio             2.79%             N/A         6.91%          01/20/98
      -------------------------------------------------------------------------------------------------------------------
      MAS Funds Fixed Income Portfolio                           -1.55%           7.25%         7.49%          11/14/84
      -------------------------------------------------------------------------------------------------------------------
      Massachusetts Investors Growth Stock Fund - Class A        37.44%          34.04%        20.77%          01/01/35
      -------------------------------------------------------------------------------------------------------------------
      MFS(R) Growth Opportunities Fund - Class A                 31.57%          27.02%        16.04%          09/09/70
      -------------------------------------------------------------------------------------------------------------------
      MFS(R) High Income Fund - Class A                           5.98%           8.95%         9.46%          02/17/78
      -------------------------------------------------------------------------------------------------------------------
      Morgan Stanley Institutional Fund, Inc. - Equity           38.06%             N/A        28.50%          01/02/96
      Growth Portfolio - Class B
      -------------------------------------------------------------------------------------------------------------------
      Nationwide(R) Fund - Class D                               -1.17%          22.77%        14.41%          05/11/33
      -------------------------------------------------------------------------------------------------------------------
      Nationwide(R) Growth Fund - Class D                        15.54%          21.15%        14.15%          02/27/61
      -------------------------------------------------------------------------------------------------------------------
      Nationwide Money Market Fund - Prime Shares                 3.68%           4.09%         3.85%          01/04/99
      -------------------------------------------------------------------------------------------------------------------
      Nationwide S&P 500(R) Index Fund - Institutional           18.66%             N/A        27.55%          10/30/98
      Service Class (formerly, Class Y)
      -------------------------------------------------------------------------------------------------------------------
      Nationwide Separate Account Trust - Nationwide Income      -2.94%             N/A         1.56%          01/20/98
      Fund
      -------------------------------------------------------------------------------------------------------------------
      Nationwide Separate Account Trust - Nationwide Small       42.66%             N/A        22.06%          10/23/95
      Company Fund
      -------------------------------------------------------------------------------------------------------------------
      Neuberger Berman Guardian Fund, Inc.                        7.43%          14.22%        12.52%          06/01/50
      -------------------------------------------------------------------------------------------------------------------
      Neuberger Berman Partners Trust                             6.68%          19.19%        13.60%          01/20/75
      -------------------------------------------------------------------------------------------------------------------
      Oppenheimer Global Fund - Class A                          56.98%             N/A         15.42          12/22/69
      -------------------------------------------------------------------------------------------------------------------
      Prestige Balanced Fund - Institutional Service Class        8.25%             N/A        13.57%          10/30/98
      (formerly, Class Y)
      -------------------------------------------------------------------------------------------------------------------
      Prestige International Fund - Institutional Service        20.23%             N/A        22.58%          10/30/98
      Class (formerly, Class Y)
      -------------------------------------------------------------------------------------------------------------------
      Prestige Large Cap Growth Fund - Institutional             33.56%             N/A        45.22%          10/30/98
      Service Class (formerly, Class Y)
      -------------------------------------------------------------------------------------------------------------------
      Prestige Large Cap Value Fund - Institutional Service      -5.54%             N/A        -0.12%          10/30/98
      Class (formerly, Class Y)
      -------------------------------------------------------------------------------------------------------------------
      Prestige Small Cap Fund - Institutional Service Class      17.64%             N/A        23.35%          10/30/98
      (formerly, Class Y)
      -------------------------------------------------------------------------------------------------------------------

      NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
      -------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years
                                                                                             to 12/31/99
                                                                 1 Year         5 Years      or Life of     Date Fund
                        Sub-Account Option                     to 12/31/99    to 12/31/99       Fund        Effective
      -------------------------------------------------------------------------------------------------------------------
      Putnam Investors Fund - Class A                            28.92%          30.45%          18.68%        12/01/25
      -------------------------------------------------------------------------------------------------------------------
      Putnam Voyager Fund - Class A                              54.66%          29.76%          20.93%        04/01/69
      -------------------------------------------------------------------------------------------------------------------
      SEI Index Funds - S&P 500 Index Portfolio                  19.67%          27.08%          16.83%        07/31/85
      -------------------------------------------------------------------------------------------------------------------
      Seligman Growth Fund, Inc. - Class A                       29.04%          25.30%          16.01%        04/01/37
      -------------------------------------------------------------------------------------------------------------------
      Short-Term Investments Trust - Treasury Portfolio -         4.00%           4.48%           4.30%        04/12/84
      Institutional Class
      -------------------------------------------------------------------------------------------------------------------
      T. Rowe Price International Stock Fund(R)                  33.33%          14.62%          10.33%        05/09/80
      -------------------------------------------------------------------------------------------------------------------
      Templeton Foreign Fund - Class A                           37.90%          12.05%          10.26%        10/05/82
      -------------------------------------------------------------------------------------------------------------------
      Warburg Pincus Emerging Growth Fund - Common Class         40.47%          22.77%          17.16%        01/21/88
      -------------------------------------------------------------------------------------------------------------------


The American Century: Value - Investor Class and the Putnam International Growth Portfolio - Class A, were added to the variable account effective May 1, 2000. Therefore, no year-end sub-account performance is available.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                           PAGE

General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................2
Underwriters.................................................................2
Calculations of Performance..................................................2
Annuity Payments.............................................................3
Financial Statements.........................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


A summary of the investment objective for each underlying mutual fund is listed below.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY: INCOME & GROWTH - INVESTOR CLASS

The investment objective of the Fund is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: ULTRA - INVESTOR CLASS

The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of medium-sized and smaller companies. American Century Investment Services, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: VALUE - INVESTOR CLASS

The investment objective of the Fund is to seek long-term capital growth. Income is a secondary objective. Under normal market conditions, the Fund managers intend to keep at least 65% of the Fund's assets invested in U.S. equity securities of medium to large companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

THE BROWN CAPITAL MANAGEMENT - SMALL COMPANY FUND

The investment objective of the Fund is to seek capital appreciation principally through investment in equity securities of companies with operating revenues of $250 million or less at the time of the initial investment. Current income is of secondary importance.

DREYFUS APPRECIATION FUND, INC.

The primary investment objective of the Fund is to provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The Fund seeks to meet its objectives by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS PREMIER MIDCAP STOCK FUND -
CLASS A

The investment objective of the Fund is to seek total investment returns (including capital appreciation and income) which consistently outperform the Standard & Poor's 400 MidCap Index. The Fund attempts to maintain a diversified holding in common stocks of medium capitalization companies (firms with a market value between $200 million and $5 billion). The Dreyfus Corporation serves as the Fund's investment adviser.

THE DREYFUS PREMIER THIRD CENTURY FUND, INC. - CLASS Z

The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only to meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life of America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

FEDERATED BOND FUND - CLASS F

The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objectives. Federated Investment Management Company serves as the Fund's investment adviser.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS - INSTITUTIONAL SHARES

The investment objective of the Fund is current income. The Fund pursues this investment objective by investing in U.S. government securities with remaining maturities of five years or less. Federated Investment Management Company serves as the Fund's investment adviser.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A

The investment objective of the Fund is to pursue capital growth that exceeds market performance through investments in growth, cyclical, and value stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND -
CLASS T

The Fidelity Advisor High Yield Fund is a bond fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY EQUITY-INCOME FUND

The investment objective of the Fund is to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks. In pursuing this objective, the Fund will also consider the potential for capital appreciation. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY OTC PORTFOLIO

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities traded on the over-the counter (OTC) securities market. Securities traded on the OTC include, among others, industrial corporations, financial services institutions, public utilities, and transportation companies, common and preferred stocks, securities convertible into common stock, warrants and similar rights, and debt securities, and obligations of the federal government. The fund does not place any weight on dividend and interest income unless it believes this income will have a favorable influence on the market value of a security. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY PURITAN FUND

The investment objective of the Fund seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities. Fidelity Management & Research Company serves as the Fund's investment adviser.

INVESCO DYNAMICS FUND

The investment objective of the Fund is to seek appreciation of capital through aggressive investment policies. The Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Funds Group, Inc. serves as the Fund's investment adviser.

INVESCO TOTAL RETURN FUND

The investment objective of the Fund is to seek to achieve a high total return on investment through capital appreciation and current income by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities. The equity securities purchased by the Fund generally will be issued by companies which are listed on a national securities exchange and which usually pay regular dividends. This Fund seeks reasonably consistent total returns over a variety of market cycles. INVESCO Funds Group, Inc. serves as the Fund's investment adviser. INVESCO Capital Management, Inc. serves as the Fund's sub-adviser.

LIFEDESIGNS SERIES

LifeDesigns Series consists of five separate nondiversified funds, each of which is a separately managed nondiversified portfolio with its own investment objective and policies. The objective of each of the Portfolios which is fundamental, is to maximize total investment return (i.e. capital growth and income) subject to investment restrictions and asset allocation policies. The Portfolios will maximize total investment return as is specifically detailed in the following objectives which are non-fundamental and can be changed without approval of a Portfolio's shareholders.

     THE AGGRESSIVE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing in underlying funds which invest primarily in equity securities ("Equity Funds"). This Fund is generally appropriate for investors seeking higher returns over an investment time horizon of at least 15 years and having a higher tolerance for market fluctuations. Villanova SA Capital Trust ("VSA") serves as the Fund's investment adviser.

     THE CONSERVATIVE PORTFOLIO

     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by primarily investing in a combination of the Nationwide Contract (a fixed interest contract) and fixed income securities ("Bond Funds"), with a similar investment in Equity Funds. This Fund is generally appropriate for investors seeking low fluctuations in principal over an investment time horizon of less than 5 years, as well more conservative investors with an investment time horizon of between 5 and 10 years. VSA serves as the Fund's investment adviser.

     THE MODERATE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital and income by investing primarily in Equity Funds, but will also invest a significant percentage of its assets in the Nationwide Contract and in Bond Funds. This Fund is generally appropriate for moderate investors seeking moderate returns over an investment time horizon of between 10 and 15 years; conservative investors with an investment time horizon of at least 15 years or more; and more aggressive investors with an investment time horizon of 5 to 10 years. VSA serves as the Fund's investment adviser.

     THE MODERATELY AGGRESSIVE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds. However, the Fund attempts to reduce its volatility by also investing in the Nationwide Contract and Proprietary Funds which also invest primarily in Bond Funds. This Fund is generally appropriate for moderate investors seeking high returns over an investment time horizon of 15 years or for more aggressive investors with an investment time horizon of 10 to 15 years. VSA serves as the Fund's investment adviser.

     THE MODERATELY CONSERVATIVE PORTFOLIO

     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objective by generally investing half of its assets in Equity Funds with the remainder in the Nationwide Contract and Bond Funds. This Fund is generally appropriate for moderate investors seeking lower fluctuations in principal combined with some of the upside potential of equity investments over an investment time horizon of between 5 and 10 years. This Fund is also generally appropriate for conservative investors with an investment time horizon of between 10 and 15 years and more aggressive investors with an investment time horizon of less than 5 years. VSA serves as the Fund's investment adviser.

MAS FUNDS FIXED INCOME PORTFOLIO

The investment objective of the Fund is to achieve above-average total return over a market cycle of three of five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years. Miller, Anderson & Sherrerd, LLP serves as the Fund's investment adviser.

MFS(R) HIGH INCOME FUND - CLASS A

The investment objective of the Fund is high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by this Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the high rating categories. Capital growth, if any, is a consideration incidental to the investment objective of high current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

MORGAN STANLEY INSTITUTIONAL FUND, INC. - EQUITY GROWTH PORTFOLIO - CLASS B

The investment objective of the Portfolio is to seek long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies. Equity securities include common and preferred stocks, convertible securities and rights and warrants to purchase common stocks. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity securities. Morgan Stanley Asset Management, Inc. serves as the Portfolio's investment adviser.

NATIONWIDE(R) FUND - CLASS D

The investment objective of the Fund is to seek total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser.

NATIONWIDE(R) MONEY MARKET FUND - PRIME SHARES

The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser.

NATIONWIDE S&P 500(R) INDEX FUND -
INSTITUTIONAL SERVICE CLASS (FORMERLY, CLASS Y)

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and The Dreyfus Corporation is the Fund's sub-adviser.

"S&P 500(R)" has been licensed for use by Villanova Mutual Fund Capital Trust. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE INCOME FUND

The Fund seeks to provide as high a level of income as is consistent with reasonable concern for safety of principal. Under normal conditions, the Fund invests primarily in investment grade corporate bonds and U.S. Government Securities. Villanova Mutual Fund Capital Trust serves as the Funds' adviser. The Fund is subadvised by NCM Capital Management Group, Inc. and Smith Graham & Co. Asset Managers L.P.

NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE SMALL COMPANY FUND

Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC., Lazard Asset Management and Strong Capital Management, Inc.
Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

NEUBERGER BERMAN GUARDIAN FUND, INC.

The Fund seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER BERMAN PARTNERS TRUST

The investment objective of the Fund is to seek capital growth. The Fund invests using a value-oriented approach to the selection of individual securities. The Fund manager seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

OPPENHEIMER GLOBAL FUND - CLASS A

The investment objective of the Fund is to seek capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

PRESTIGE BALANCED FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY, CLASS Y)

The investment objective of the Fund is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund seeks to provide a total return that approaches the total return of the universe of equity securities of large and medium sized companies and that exceeds the return typical of a portfolio of fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its assets in equity securities and 40% in fixed income securities. The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index, and the fixed income securities will cover a range of fixed income sectors and securities, including government, corporate, asset-backed and mortgage-backed securities. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the Fund's sub-adviser.

PRESTIGE INTERNATIONAL FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY, CLASS Y)

The investment objective of the Fund is capital appreciation. The Fund seeks to accomplish its investment objective by investing primarily in equity securities of non-United States companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The Fund invests primarily in equity securities of non-United States companies. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United States). Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Lazard Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP GROWTH FUND - INSTITUTIONAL SERVICE CLASS
(FORMERLY, CLASS Y)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Growth Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP VALUE FUND - INSTITUTIONAL SERVICE CLASS
(FORMERLY, CLASS Y)

The investment objective of the Fund is to maximize total return, consisting of both capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Brinson Partners, Inc. is the Fund's sub-adviser.

PRESTIGE SMALL CAP FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY, CLASS Y)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and INVESCO Management & Research, Inc. serves as the Fund's sub-adviser, providing daily portfolio management for the Fund.

PUTNAM INTERNATIONAL GROWTH FUND - CLASS A

The investment objective of the Fund is to seek capital appreciation by investing mostly in common stocks of companies outside the United States. The investment adviser, Putnam Investment Management, Inc. ("Putnam Management") first selects countries and industries that it believes are attractive. Putnam Management then seeks stock offering opportunity for gain. Putnam Management primarily invests in mid-size and large companies, although it may invest in companies of any size. Although emphasis is based upon developed countries, investments may also be made in companies located in developing markets, also known as emerging markets.

PUTNAM INVESTORS FUND - CLASS A

The investment objective of the Fund is long-term growth of capital and any increased income resulting from such growth. The Fund is designed for investors seeking long-term growth of capital from a portfolio consisting primarily of common stocks. The Fund's management emphasizes investment in quality growth stocks. Putnam Investment Management, Inc., serves as the Fund's investment adviser.

PUTNAM VOYAGER FUND - CLASS A

The investment objective of the Fund is capital appreciation. The Fund invests primarily in common stocks believed to have potential for capital appreciation significantly greater than the market average. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential. Putnam Investment Management, Inc. serves as the Fund's investment adviser.

SEI INDEX FUNDS - S & P 500 INDEX PORTFOLIO

The S & P Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index which is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The investment objective is a fundamental policy of the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. SEI Fund Management serves as the Fund's investment adviser.

SELIGMAN GROWTH FUND, INC. - CLASS A

The investment objective of the Fund is longer-term growth in capital value and an increase in future income. Fund assets have been invested primarily in common stocks with the inherent investment risks tempered by portfolio diversification. J & W Seligman & Co., Incorporated serves as the Fund's investment adviser.

SHORT-TERM INVESTMENTS TRUST - TREASURY PORTFOLIO - INSTITUTIONAL CLASS

The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. AIM Advisers, Inc. serves as the Fund's investment adviser.

T. ROWE PRICE INTERNATIONAL STOCK FUND(R)

The Fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. Companies. T. Rowe Price Associates, Inc. serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS A

The investment objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998:

FIDELITY CONTRAFUND(R)

The investment objective of the Fund is capital appreciation by investing in securities that its manager believes are undervalued due to an overly pessimistic appraisal by the public. Although the Fund will usually be invested primarily in common stocks and securities convertible into common stock, the percentage of its assets invested in other securities may vary. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997:

FIDELITY MAGELLAN(R) FUND

The investment objective of the Fund is capital appreciation by investing primarily in common stock and securities convertible into common stock. The Fund may also invest in foreign securities, which involves additional risks. The Fund may also invest in stock index futures and options both of which can be volatile investments. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:

AMERICAN CENTURY: GROWTH (FORMERLY, AMERICAN CENTURY - TWENTIETH CENTURY GROWTH)

The investment objective of the Fund is capital growth through investment in securities which the management considers to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of large established companies. American Century Investment Services, Inc. serves as the Fund's investment adviser.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

The investment objective of the Fund is the long-term growth of capital and future income rather than current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS MAY NOT BE AVAILABLE TO ALL ISSUED CONTRACTS ON OR AFTER JULY 1, 1994:

THE BOND FUND OF AMERICA(SM), INC.

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Normally, at least 65% of the Fund's assets will be invested in bonds. Capital Research and Management Company serves as the Fund's investment adviser.

THE INVESTMENT COMPANY OF AMERICA(R), INC.

The investment objectives are long-term growth of capital and income. The Fund strives to accomplish these objectives through constant supervision, careful selection and broad diversification. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. The Fund ordinarily invests principally in common stocks. However, assets may also be held in securities convertible into common stocks, straight debt securities (rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investor Service, Inc. or determined to be of equivalent quality by Capital Research and Management Company), cash equivalent quality by Capital Research and Management Company), cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stocks. Massachusetts Financial Services Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1993:

EVERGREEN INCOME AND GROWTH FUND -
CLASS Y

The investment objective of the Fund is current income and capital appreciation. The Fund invests primarily in common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities. The Fund's objective is to maximize the "total return" on its portfolio of investments. Evergreen Asset Management Corp. serves as the Fund's investment adviser.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A

The investment objective of the Fund is growth of capital. Dividend income, if any, is incidental to the objective of capital growth. To achieve this objective, a flexible approach toward types of companies as well as types of securities is maintained by the Fund, depending upon the economic environment and the relative attractiveness of the various securities markets. Massachusetts Financial Services Company serves as the Fund's investment adviser.

NATIONWIDE(R) GROWTH FUND - CLASS D

The investment objective of the Fund is to seek long term capital appreciation by investing primarily in equity securities of companies of all sizes. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR OWNERS WHOSE PREDECESSOR NATIONWIDE DCVA CONTRACT WAS ISSUED ON OR AFTER JANUARY 1, 1987:

FIDELITY CAPITAL & INCOME FUND

The investment objective of the Fund is to seek to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities and securities of companies with uncertain financial positions. Fidelity Management & Research Company serves as the Fund's investment adviser.

Effective on and after July 1, 1991, Nationwide will no longer permit contract owners or participants to make additional purchase payments or to exchange contract values into the Fidelity Capital & Income Fund. However, contract values held in the Fidelity Capital & Income Fund as of July 1, 1991 may continue to be invested in that sub-account. Unless Nationwide is notified otherwise, any purchase payments or exchanges which the contract owner or participant directs Nationwide to invest in the Fidelity Capital & Income Fund on and after July 1, 1991 will instead be automatically invested in the Nationwide Money Market Fund.

Nationwide has determined that further investment in the Fidelity Capital &
Income

Fund is not in the best interests of the contract owners and participants in view of the Fund's adoption, effective for shares purchased on and after February 1, 1991, of a redemption fee equal to 1.5% of the net asset value of any Fund shares redeemed which are held less than twelve months. Any redemption fees which the Fund may assess against Fund shares held by Nationwide in the NACo Variable Account which were purchased from February 1, 1991 to July 1, 1991 will be paid by Nationwide from surplus and will not be paid, directly or indirectly, by contract owners, participants or the NACo Variable Account.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 2000:

AMERICAN CENTURY - INTERNATIONAL DISCOVERY - INVESTOR CLASS

The investment objective of the Fund is capital growth by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The Fund will invest its assets primarily in equity securities of small foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The Fund may invest up to 50% of its assets in securities of issuers in emerging market countries. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. American Century Investment Management, Inc. serves as the Fund's investment adviser.

WARBURG PINCUS EMERGING GROWTH FUND - COMMON CLASS

The investment objective of the Fund is to seek maximum capital appreciation by investing in equity securities of small- to medium- sized companies in the United States with emerging or renewed growth potential. Credit Suisse Asset Management, LLC serves as the Fund's investment adviser.

APPENDIX B:  CONDENSED FINANCIAL INFORMATION

The condensed financial information shown in the following tables shows the accumulation unit values for an accumulation unit outstanding throughout the period.

       Variable Account Annual Expense Fee of 0.95% of average net assets

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE   NUMBER OF ACCUMULATION    YEAR
                                  VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION     UNITS OUTSTANDING AT
                                  OF PERIOD             PERIOD               UNIT VALUE          THE END OF THE PERIOD
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
American Century: Growth -              7.915964             10.560508              33.41%                5,707,048           1999
Investor Class                    --------------------- -------------------- ------------------- ------------------------- ---------
                                        5.842997              7.915964              35.48%                6,270,208           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        4.562802              5.842997              28.06%               17,611,062           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        4.005400              4.562802              13.92%               15,929,074           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        3.359891              4.005400              19.21%               37,362,979           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        3.443124              3.359891              -2.42%               38,748,520           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        3.350122              3.443124               2.78%               41,912,416           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        3.533694              3.350122              -5.19%               43,106,409           1992
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        2.571846              3.533694              37.40%               31,955,054           1991
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
American Century: Ultra -               2.316089              3.245463              40.13%               65,151,483           1999
Investor Class                    --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.737833              2.316089              33.27%               59,827,396           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.424846              1.737833              21.97%              125,555,220           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.263551              1.424846              12.77%               51,280,940           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        0.926489              1.263551              36.38%               79,405,506           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        0.970411              0.926489              -4.53%               59,484,505           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.000000              0.970411              -2.96%               21,036,904           1993
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
The Bond Fund of America(SM),           2.429862              2.461916               1.32%                2,893,175           1999
Inc.                              --------------------- -------------------- ------------------- ------------------------- ---------
                                        2.332586              2.429862               4.17%                3,149,438           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        2.155739              2.332586               8.20%                6,366,974           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        2.039710              2.155739               5.69%                3,393,296           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.741422              2.039710              17.13%                6,578,720           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.850918              1.741422              -5.92%                5,740,929           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.637181              1.850918              13.06%                5,644,051           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.484255              1.637181              10.30%                4,185,113           1992
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.338732              1.484255              10.87%                3,262,200           1991*
 -------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
The Brown Capital Management -          1.000000              1.333508              33.35%                  373,898           1999
Small Company Fund                --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Dreyfus Appreciation Fund, Inc.         1.079920              1.176338               8.93%                4,345,914           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.000000              1.079920               7.99%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Dreyfus Premier Midcap Stock            1.133060              1.241686               9.59%                  389,835           1999
Fund - Class A                    --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.000000              1.133060              13.31%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE            NUMBER OF        YEAR
                                  VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION           ACCUMULATION
                                  OF PERIOD             PERIOD               UNIT VALUE           UNITS OUTSTANDING
                                                                                                  AT THE END OF THE
                                                                                                             PERIOD
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
The Dreyfus Premier Third               4.554448              5.872109              28.93%               16,766,182           1999
Century Fund, Inc. - Class Z      --------------------- -------------------- ------------------- ------------------------- ---------
                                        3.532278              4.554448              28.94%                      172           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        2.756438              3.532278              28.15%               14,863,803           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        2.238323              2.756438              23.15%                5,449,596           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.663803              2.238323              34.53%                9,402,637           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.814915              1.663803              -8.33%                9,817,673           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.740666              1.814915               4.27%               10,291,485           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.723855              1.740666               0.98%                8,918,980           1992
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.503652              1.723855              14.64%                4,654,790           1991*
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Evergreen Income and Growth Fund        2.380651              2.744107              15.27%                  449,769           1999
- Class Y                         --------------------- -------------------- ------------------- ------------------------- ---------
                                        2.422617              2.380651              -1.73%                  569,094           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.947502              2.422617              24.40%                1,666,312           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.741651              1.947502              11.82%                1,070,229           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.419467              1.741651              22.70%                2,635,928           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.531292              1.419467              -7.30%                3,343,918           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.368966              1.531292              11.86%               10,220,011           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.256090              1.368966               8.99%                8,701,160           1992
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.146614              1.256090               9.55%                7,977,105           1991*
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Federated U.S. Government               1.394078              1.373628              -1.47%                3,148,641           1999
Securities Fund: 2-5 Years -      --------------------- -------------------- ------------------- ------------------------- ---------
Institutional Shares                    1.301886              1.394078               7.08%                3,088,503           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.226751              1.301886               6.12%                3,296,152           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.195751              1.226751               2.59%                1,296,431           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.062969              1.195751              12.49%                2,344,091           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.094086              1.062969              -2.84%                1,802,090           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.031362              1.094086               6.08%                1,501,568           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.000000              1.031362               3.14%                  359,089           1992
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Fidelity Advisor Growth                 1.089087              1.122853               3.10%                2,131,628           1999
Opportunities Fund - Class A      --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.000000              1.089087               8.91%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Fidelity Advisor High Yield Fund        1.064478              1.142492               7.33%                  918,451           1999
- Class T                         --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.000000              1.064478               6.45%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Fidelity Capital & Income Fund          4.829318              5.414988              12.13%                  157,277           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        4.654233              4.829318               3.76%                  187,924           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        4.096488              4.654233              13.26%                  570,207           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        3.712491              4.096488              10.34%                  294,263           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        3.210584              3.712491              15.63%                  818,785           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        3.397953              3.210584              -5.51%                  900,127           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        2.746533              3.397953              23.72%                1,009,928           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        2.165417              2.746533              26.84%                1,100,291           1992
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.972198              2.165417               9.80%                1,260,909           1991*
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE   NUMBER OF ACCUMULATION    YEAR
                                  VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION     UNITS OUTSTANDING AT
                                  OF PERIOD             PERIOD               UNIT VALUE          THE END OF THE PERIOD
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Fidelity Contrafund(R)                  2.522162              3.124830              23.89%               84,298,429           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.935931              2.522162              30.28%               79,731,135           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.588961              1.935931              21.84%              165,606,687           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.315600              1.588961              20.78%               63,488,282           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        0.974545              1.315600              38.84%               86,483,728           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        0.994981              0.974545              -4.77%               59,048,072           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.000000              0.994981              -0.50%               17,300,194           1993
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Fidelity Equity-Income Fund             7.691828              8.164209               6.14%               18,191,499           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        6.900916              7.691828              11.46%               20,055,246           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        5.359692              6.900916              28.76%               51,141,002           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        4.471070              5.359692              19.87%               21,843,280           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        3.424310              4.471070              30.57%               41,090,717           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        3.448520              3.424310              -0.70%               37,439,255           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        2.869860              3.448520              20.16%               30,564,448           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        2.526472              2.869860              13.59%               25,417,028           1992
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        2.283309              2.526472              10.65%               24,200,256           1991
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Fidelity Magellan(R) Fund               2.389171              2.935682              22.87%               36,026,007           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.804998              2.389171              32.36%               33,527,719           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.439440              1.804998              25.40%               68,868,962           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.301185              1.439440              10.63%               35,450,214           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        0.960039              1.301185              35.53%               63,751,788           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        0.987051              0.960039              -2.74%               43,410,162           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.000000              0.987051               -129%                9,307,585           1993
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Fidelity OTC Portfolio                  2.544511              4.348555              70.90%               12,343,613           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.829868              2.544511              39.05%                7,583,243           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.680710              1.829868               8.87%               17,193,114           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.371346              1.680710              22.56%                4,002,730           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.001544              1.371346              36.92%                3,611,136           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.000000              1.001544               0.15%                  414,031           1994
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Fidelity Puritan Fund                   1.843889              1.878662               1.89%               11,531,186           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.596539              1.843889              15.49%               10,568,994           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.317344              1.596539              21.19%               19,817,717           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.154955              1.317344              14.06%                8,701,486           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        0.959935              1.154955              20.32%               11,375,851           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.000000              0.959935              -4.01%                3,191,039           1994
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
The Investment Company of               2.773161              3.201730              15.45%               16,605,220           1999
America(R), Inc.                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        2.277283              2.773161              21.77%               15,826,712           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.771097              2.277283              28.58%               31,651,569           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.498194              1.771097              18.22%               14,871,400           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.157835              1.498194              29.40%               21,189,283           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.167040              1.157835              -0.79%               15,911,747           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.055548              1.167040              10.56%                9,316,764           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        1.000000              1.055548               5.55%                1,904,764           1992
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE   NUMBER OF ACCUMULATION    YEAR
                                  VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION     UNITS OUTSTANDING AT
                                  OF PERIOD             PERIOD               UNIT VALUE          THE END OF THE PERIOD
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
INVESCO Dynamics Fund                    1.172201             1.994791              70.17%               15,490,146           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.172201              17.22%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
INVESCO Total Return Fund                1.023467             1.000023              -2.29%                1,169,616           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.023467               2.35%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
MAS Funds Fixed Income Portfolio         1.413926             1.391983              -1.55%                1,710,525           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.335173             1.413926               5.90%                1,989,011           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.229760             1.335173               8.57%                2,016,658           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.156444             1.229760               6.34%                  554,865           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         0.980782             1.156444              17.91%                  461,663           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             0.980782              -1.92%                   16,059           1994
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
MFS(R) Growth Opportunities Fund -      11.531693            15.172145              31.57%                  620,939           1999
Class A                           --------------------- -------------------- ------------------- ------------------------- ---------
                                         9.012670            11.531693              27.95%                  657,789           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         7.380232             9.012670              22.12%                1,768,566           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         6.114190             7.380232              20.71%                1,022,657           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         4.589533             6.114190              33.22%                2,209,754           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         4.834037             4.589533              -5.06%                2,656,048           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         4.200054             4.834037              15.09%                6,486,767           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         3.936838             4.200054               6.69%                6,897,026           1992
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         3.656615             3.936838               7.66%                7,710,706           1991*
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
MFS(R) High Income Fund - Class A        6.172749             6.542182               5.98%                1,154,155           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         6.168371             6.172749               0.07%                1,376,013           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         5.518160             6.168371              11.78%                2,328,945           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         4.949752             5.518160              11.48%                1,009,326           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         4.265493             4.949752              16.04%                1,898,625           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         4.422523             4.265493              -3.55%                1,736,718           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         3.739642             4.422523              18.26%                1,666,484           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         3.225557             3.739642              15.94%                1,036,199           1992
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.894993             3.225557              11.42%                  817,803           1991
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Massachusetts Investors Growth          22.143725            30.435351              37.44%                  291,339           1999
Stock Fund - Class A              --------------------- -------------------- ------------------- ------------------------- ---------
                                        15.968069            22.143725              38.68%                  310,155           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        10.880822            15.968069              46.75%                  801,488           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         8.942612            10.880822              21.67%                  491,538           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         7.034148             8.942612              27.13%                  877,034           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         7.613442             7.034148              -7.61%                  876,723           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         6.714892             7.613442              13.38%                  837,196           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         6.368639             6.714892               5.44%                  711,003           1992
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         5.100857             6.368639              24.85%                  559,059           1991
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE   NUMBER OF ACCUMULATION    YEAR
                                  VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION     UNITS OUTSTANDING AT
                                  OF PERIOD             PERIOD               UNIT VALUE          THE END OF THE PERIOD
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Nationwide(R) Fund - Class D            26.722904            26.409607              -1.17%                7,641,979           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        20.697282            26.722904              29.11%                       36           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        14.964379            20.697282              38.31%                4,299,707           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        12.191058            14.964379              22.75%                1,456,965           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         9.468045            12.191058              28.76%                2,755,666           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         9.502760             9.468045              -0.37%                2,754,540           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         8.985447             9.502760               5.76%                2,950,704           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         8.810680             8.985447               1.98%                3,032,348           1992
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         7.837093             8.810680              12.42%                2,238,323           1991*
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Nationwide(R) Growth Fund -              4.725203             5.459300              15.54%                  608,149           1999
Class D                           --------------------- -------------------- ------------------- ------------------------- ---------
                                         3.854877             4.725203              22.58%                  679,189           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         3.083008             3.854877              25.04%                1,987,181           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.667201             3.083008              15.59%                1,157,824           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.092009             2.667201              27.49%                2,409,384           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.081399             2.092009               0.51%                2,602,594           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.887524             2.081399              10.27%                6,293,504           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.792687             1.887524               5.29%                5,507,203           1992
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.498853             1.792687              19.60%                4,283,563           1991*
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Nationwide(R) Money Market Fund -        3.126448             3.241560               3.68%               28,870,336           1999
Prime Shares*                     --------------------- -------------------- ------------------- ------------------------- ---------
                                         3.003821             3.126448               4.08%                        0           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.884848             3.003821               4.12%                5,808,984           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.774433             2.884848               3.98%                6,821,937           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.654661             2.774433               4.51%               15,458,252           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.583387             2.654661               2.76%               14,664,113           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.542721             2.583387               1.60%               15,887,549           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.487178             2.542721               2.23%               17,431,451           1992
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.433806             2.487178               2.19%               20,546,392           1991
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Nationwide S&P 500(R) Index Fund         1.093335             1.297364              18.66%                6,347,979           1999
- Institutional Service Class     --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.093335               9.33%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Prestige Balanced Fund -                 1.060654             1.148147               8.25%                  601,624           1999
Institutional Service Class       --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.060654               6.07%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Prestige International Fund -            1.091712             1.312511              20.23%                  266,519           1999
Institutional Service Class       --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.091712               9.17%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Prestige Large Cap Growth Fund -         1.139190             1.521478              33.56%                1,613,687           1999
Institutional Service Class       --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.139190              13.92%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE   NUMBER OF ACCUMULATION    YEAR
                                  VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION     UNITS OUTSTANDING AT
                                  OF PERIOD             PERIOD               UNIT VALUE          THE END OF THE PERIOD
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Prestige Large Cap Value Fund -          1.049084             0.990976              -5.54%                  500,299           1999
Institutional Service Class       --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.049084               4.91%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Prestige Small Cap Fund -                1.090028             1.282305              17.64%                  639,055           1999
Institutional Service Class       --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.090028               9.00%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Nationwide Separate Account              0.961847             1.372165              42.66%                4,210,485           1999
Trust - Nationwide Small Company  --------------------- -------------------- ------------------- ------------------------- ---------
Fund                                     0.961325             0.961847               0.05%                        0           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             0.961325              -3.87%                        0           1997
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Nationwide Separate Account              1.000000             1.004737               0.47%                   76,327           1999
Trust - Nationwide Income Fund
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
LifeDesigns Series - The                 1.149592             1.414142              23.01%                3,343,311           1999
Aggressive Portfolio              --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.149592              14.96%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
LifeDesigns Series - The                 1.107721             1.138660               2.79%                 1,407816           1999
Conservative Portfolio            --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.107721              10.77%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
LifeDesigns Series - The                 1.143295             1.301106              13.80%                3,402,725           1999
Moderate Portfolio                --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.143295              14.33%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
LifeDesigns Series - The                 1.140824             1.348570              18.21%                3,687,537           1999
Moderately Aggressive Portfolio   --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.140824              14.08%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
LifeDesigns Series - The                 1.129262             1.228184               8.76%                1,438,273           1999
Moderately Conservative Portfolio --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.129262              12.93%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Neuberger Berman Guardian Fund,          1.729738             1.858329               7.43%                8,085,725           1999
Inc.                              --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.706116             1.729738               1.38%                9,040,807           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.460410             1.706116              16.82%               23,446,031           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.250781             1.460410              16.76%                6,973,153           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         0.955773             1.250781              30.87%                7,940,457           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             0.955773              -4.42%                  907,272           1994
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Neuberger Berman Partners Trust          1.041626             1.111167               6.68%                  172,552           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.041626               4.16%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Oppenheimer Global Fund - Class A        1.106231             1.736568              56.98%                2,423,388           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.106231              10.62%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE   NUMBER OF ACCUMULATION    YEAR
                                  VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION     UNITS OUTSTANDING AT
                                  OF PERIOD             PERIOD               UNIT VALUE          THE END OF THE PERIOD
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Putnam Investors Fund - Class A         24.311753            31.341504              28.92%                2,614,963           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        18.110411            24.311753              34.24%                2,421,935           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        13.594501            18.110411              33.22%                3,305,277           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        11.305164            13.594501              20.25%                1,545,059           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         8.297318            11.305164              36.25%                2,260,621           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         8.652501             8.297318              -4.10%                2,145,377           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         7.410567             8.652501              16.76%                1,975,963           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         6.934213             7.410567               6.87%                1,682,860           1992
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         6.383603             6.934213               8.63%                1,597,104           1991*
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Putnam Voyager Fund - Class A            4.715165             7.292508              54.66%               28,160,360           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         3.837109             4.715165              22.88%               27,161,675           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         3.074879             3.837109              24.79%               52,162,678           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.752130             3.074879              11.73%               22,936,312           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.982311             2.752130              38.83%               27,203,903           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.992379             1.982311              -0.51%               19,751,850           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.698751             1.992379              17.28%               12,946,038           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.563079             1.698751               8.68%                5,917,563           1992
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.256187             1.563079              24.43%                1,655,847           1991*
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
SEI Index Funds - S&P 500 Index         1.0909266             2.284904              19.67%               37,302,650           1999
Portfolio                         --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.501834             1.909266              27.13%               28,576,205           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.139331             1.501834              31.82%               38,540,683           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.139331              13.93%                4,129,102           1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Seligman Growth Fund, Inc. -            16.801408            21.680777              29.04%                  363,615           1999
Class A                           --------------------- -------------------- ------------------- ------------------------- ---------
                                        12.541848            16.801408              33.96%                  352,047           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        10.720312            12.541848              16.99%                  772,926           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         8.934609            10.720312              19.99%                  381,977           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         7.020585             8.934609              27.26%                  616,776           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         7.370495             7.020585              -4.75%                  582,039           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         6.989639             7.370495               5.45%                  538,601           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         6.340967             6.989639              10.23%                  364,304           1992
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         5.483042             6.340967              15.65%                  308,224           1991*
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE   NUMBER OF ACCUMULATION    YEAR
                                  VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION     UNITS OUTSTANDING AT
                                  OF PERIOD             PERIOD               UNIT VALUE          THE END OF THE PERIOD
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Short-Term Investments Trust -           1.276562             1.327776               4.01%               3,245,4659           1999
Treasury Portfolio -              --------------------- -------------------- ------------------- ------------------------- ---------
Institutional Class **                   1.222017             1.276562               4.46%                1,766,084           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.168909             1.222017               4.54%                3,399,331           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.119630             1.168909               4.40%                1,151,812           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.066889             1.119630               4.94%                1,524,715           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.034183             1.066889               3.16%                1,223,255           1994
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.012172             1.034183               2.17%                  500,957           1993
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.012172               1.22%                  246,584           1992
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Templeton Foreign Fund - Class A         1.209836             1.668314              37.09%               34,231,502           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.284158             1.209836              -5.79%                        0           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.215580             1.284158               5.64%               18,596,589           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.040054             1.215580              16.88%               13,461,397           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         0.944596             1.040054              10.11%               16,316,118           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             0.944596              -5.54%                6,972,585           1994
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
T. Rowe Price International              1.379298             1.839019              33.33%                9,450,213           1999
Stock Fund(R)                     --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.198954             1.379298              15.04%                9,434,812           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.178559             1.198954               1.73%               23,881,713           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.025854             1.178559              14.89%                9,304,599           1996
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         0.929695             1.025854              10.34%               10,412,582           1995
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             0.929695              -7.03%                4,482,375           1994
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Warburg Pincus Emerging Growth           1.139928             1.601232              40.47%                  615,114           1999
Fund - Common Class               --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000             1.139928              13.99%                        0           1998
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------


* Period from July 1, 1991 (the date participant accounts of the NACo program were transferred from the Nationwide DC Variable Account to the NACo Variable Account and the NACo Variable Account began operations exclusive to the NACo program).

** The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
   Institutional Class as of December 31, 1999 was 3.80%.

The Brown Capital Management - Small Company Fund and the NSAT - Nationwide Income Fund were added to the variable account October 1, 1999. Therefore, the Condensed Financial Information reflects the period from October 1, 1999 to December 31, 1999.

The American Century: Value - Investor Class and the Putnam International Growth Portfolio - Class A, were effective May 1, 2000. Therefore, no Condensed Financial Information is available.

       Variable Account Annual Expense Fee of 0.90% of average net assets

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE   NUMBER OF ACCUMULATION    YEAR
                                  VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION     UNITS OUTSTANDING AT
                                  OF PERIOD             PERIOD               UNIT VALUE          THE END OF THE PERIOD
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
American Century: Growth -               7.926529            10.579885              33.47%                3,347,303           1999
Investor Class                    --------------------- -------------------- ------------------- ------------------------- ---------
                                         5.847874             7.926529              35.55%                3,210,215           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         4.564331             5.847874              28.12%                2,972,496           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         4.258167             4.564331               7.19%                6,416,724           1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
American Century: Ultra -                2.319181             3.251418              40.20%               30,085,075           1999
Investor Class                    --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.739283             2.319181              33.34%               25,526,505           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.425323             1.739283              22.03%               17,512,296           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.349699             1.425323               5.60%               17,364,360           1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
The Bond Fund of America(SM),            2.433154             2.466496               1.37%                1,583,478           1999
Inc.                              --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.334569             2.433154               4.22%                1,615,501           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.156482             2.334569               8.26%                  838,935           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.019231             2.156482               6.80%                1,041,402           1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Evergreen Income and Growth Fund         2.383829             2.749144              15.32%                  236,494           1999
- Class Y                         --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.424638             2.383829              -1.68%                  288,461           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.948154             2.424638              24.46%                  164,209           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.797369             1.948154               8.39%                  267,437           1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Federated U.S. Government                1.395957             1.376174              -1.42%                1,609,939           1999
Securities Fund: 2-5 Years -      --------------------- -------------------- ------------------- ------------------------- ---------
Institutional Shares                     1.302984             1.395957               7.14%                1,498,243           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.227166             1.302984               6.18%                  485,556           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.179520             1.227166               4.04%                  431,282           1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Fidelity Capital & Income Fund           4.835829             5.425025              12.18%                   63,602           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         4.658156             4.835829               3.81%                   59,194           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         4.097872             4.658156              13.67%                   50,755           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         3.859929             4.097872               6.16%                   76,382           1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Fidelity Contrafund(R)                   2.525528             3.130565              23.96%               40,184,712           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.937547             2.525528              30.35%               34,985,707           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.589493             1.937547              21.90%               23,258,606           1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.428112             1.589493              11.30%               22,719,185           1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Fidelity Equity-Income Fund              7.702094             8.179193               6.19%               10,324,567           1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         6.906673             7.702094              11.52%               10,047,811           1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         5.361485             6.906673              28.82%                6,412,368           1997
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
                                         4.790401             5.361485              11.92%                7,437,534           1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE   NUMBER OF ACCUMULATION    YEAR
                                  VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION     UNITS OUTSTANDING AT
                                  OF PERIOD             PERIOD               UNIT VALUE          THE END OF THE PERIOD
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Fidelity Magellan(R) Fund                2.392359              2.941068             22.94%              16,600,165            1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.806504              2.392359             32.43%              13,728,148            1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.439922              1.806504             25.46%               9,967,418            1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.327329              1.439922              8.48%              12,036,679            1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Fidelity OTC Portfolio                   2.547908              4.356533             70.98%               6,382,037            1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.831396              2.547908             39.12%               3,156,471            1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.681272              1.831396              8.93%               2,364,115            1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.509365              1.681272             11.39%               1,269,335            1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Fidelity Puritan Fund                    1.846350              1.882110              1.94%               5,616,280            1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.597871              1.846350             15.55%               5,207,051            1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.317785              1.597871             21.25%               2,540,462            1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.202745              1.317785              9.56%               3,037,801            1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
The Investment Company of                2.776862              3.207605             15.51%               8,076,180            1999
America(R), Inc.                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.279183              2.776862             21.84%               6,890,273            1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.771690              2.279183             28.64%               5,422,918            1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.588880              1.771690             11.51%               5,329,249            1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
MAS Funds Fixed Income Portfolio         1.415813              1.394539             -1.50%                 761,207            1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.336288              1.415813              5.95%                 991,972            1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.230172              1.336288              8.63%                 274,281            1997
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.148924              1.230172              7.07%                 236,446            1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
MFS(R) Growth Opportunities Fund        11.547088             15.199990             31.63%                 336,193            1999
- Class A                         --------------------- -------------------- ------------------- ------------------------- ---------
                                         9.020195             11.547088             28.01%                 366,180            1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         7.382705              9.020195             22.18%                 235,276            1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         6.921487              7.382705              6.66%                 323,628            1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
MFS(R) High Income Fund - Class A        6.181070              6.554308              6.04%                 530,540            1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         6.173570              6.181070              0.12%                 516,943            1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         5.520025              6.173570             11.84%                 244,788            1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         5.086868              5.520025              8.52%                 244,640            1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Massachusetts Investors Growth          22.173275             30.491188             37.51%                 148,153            1999
Stock Fund - Class A              --------------------- -------------------- ------------------- ------------------------- ---------
                                        15.981395             22.173275             38.74%                 143,669            1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        10.884466             15.981395             46.83%                 111,799            1997
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
                                        10.146619             10.884466              7.27%                 155,643            1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE   NUMBER OF ACCUMULATION    YEAR
                                  VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION     UNITS OUTSTANDING AT
                                  OF PERIOD             PERIOD               UNIT VALUE          THE END OF THE PERIOD
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Nationwide(R) Growth Fund -              4.731510              5.469318             15.59%                418,385             1999
Class D                           --------------------- -------------------- ------------------- ------------------------- ---------
                                         3.858094              4.731510             22.64%                408,603             1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         3.084040              3.858094             25.10%                360,606             1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         2.839932              3.084040              8.60%                507,782             1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Neuberger Berman Guardian Fund,          1.732048              1.861741              7.49%              3,862,738             1999
Inc.                              --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.707540              1.732048              1.44%              4,341,380             1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.460899              1.707540             16.88%              3,222,201             1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.325880              1.460899             10.18%              2,513,725             1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Putnam Investors Fund - Class A         24.344197             31.399010             28.98%              1,097,069             1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        18.125525             24.344197             34.31%                897,593             1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        13.599051             18.125525             33.29%                329,877             1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        12.145782             13.599051             11.97%                371,840             1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Putnam Voyager Fund - Class A            4.721461              7.305890             54.74%             12,707,716             1999
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         3.840312              4.721461             22.94%             10,644,754             1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         3.075909              3.840312             24.85%              7,200,296             1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         3.068900              3.075909              0.23%              7,518,991             1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
SEI Index Funds - S&P 500 Index          1.911811              2.289108             19.74%             15,887,411             1999
Portfolio                         --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.503085              1.911811             27.19%             12,293,095             1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.139711              1.503085             31.88%              5,223,019             1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.000000              1.139711             13.97%              1,547,081             1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Seligman Growth Fund, Inc. -            16.823830             21.720557             29.11%                196,213             1999
Class A                           --------------------- -------------------- ------------------- ------------------------- ---------
                                        12.552317             16.823830             34.03%                174,614             1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                        10.723901             12.552317             17.05%                 80,990             1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         9.776056             10.723901              9.70%                 90,771             1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
Short-Term Investments - Trust -         1.278283              1.330237              4.06%              1,054,742             1999
Treasury Portfolio -              --------------------- -------------------- ------------------- ------------------------- ---------
Institutional Class*                     1.223047              1.278283              4.52%              1,030,158             1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.169304              1.223047              4.60%                203,199             1997
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.135916              1.169304              2.94%                201,261             1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
T. Rowe Price International              1.381139              1.842393             33.40%              4,231,419             1999
Stock Fund(R)                     --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.199955              1.381139             15.10%              3,948,203             1998
                                  --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.178953              1.199955              1.78%              3,056,840             1997
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------
                                         1.108680              1.178953              6.34%              3,705,323             1996
--------------------------------- --------------------- -------------------- ------------------- ------------------------- ---------

* The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio - Institutional Class as of December 31, 1999 was 3.85%.

The American Century: Value - Investor Class and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.

       Variable Account Annual Expense Fee of 0.80% of average net assets

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT      ACCUMULATION UNIT    PERCENTAGE CHANGE   NUMBER OF ACCUMULATION   YEAR
                                  VALUE AT BEGINNING     VALUE AT END OF      IN ACCUMULATION     UNITS OUTSTANDING AT
                                  OF PERIOD              PERIOD               UNIT VALUE          THE END OF THE PERIOD
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
American Century: Income &               1.097995              1.284360              17.02%                3,764,884          1999
Growth - Investor Class           ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.000000              1.097995               9.76%                   76,300          1998
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
American Century: Growth -               7.947702             10.618746              33.61%                2,936,941          1999
Investor Class                    ---------------------- -------------------- ------------------- ------------------------ ---------
                                         5.857641              7.947702              35.68%                2,832,513          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         4.567388              5.857641              28.25%                1,491,035          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         4.258179              4.567388               7.26%                3,952,718          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
American Century: International          1.084264              2.028049              87.04%                2,162,693          1999
Discovery - Investor Class        ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.000000              1.084264               8.43%                  103,189          1998
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
American Century: Ultra -                2.325375              3.263360              40.34%               24,412,865          1999
Investor Class                    ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.742188              2.325375              33.47%               20,465,127          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.426278              1.742188              22.15%                9,471,388          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.349702              1.426278               5.67%               11,724,488          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
The Bond Fund of America(SM),            2.439748              2.475675               1.47%                  845,978          1999
Inc.                              ---------------------- -------------------- ------------------- ------------------------ ---------
                                         2.338535              2.439748               4.33%                  954,957          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         2.157968              2.338535               8.37%                  597,695          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         2.019264              2.157968               6.87&                  737,276          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Dreyfus Appreciation Fund, Inc.          1.080133              1.178335               9.09%                1,675,249          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.000000              1.080133               8.01%                   60,330          1998
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Dreyfus Premier Midcap Stock             1.133283              1.243793               9.75%                  189,449          1999
Fund - Class A                    ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.000000              1.133283              13.33%                    6,837          1998
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
The Dreyfus Premier Third                4.572707              5.904491              29.12%                6,853,289          1999
Century Fund, Inc. - Class Z      ---------------------- -------------------- ------------------- ------------------------ ---------
                                         3.541129              4.572707              29.13%                6,657,158          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         2.759207              3.541129              28.34%                  917,688          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         2.450473              2.759207              12.60%                1,075,140          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Evergreen Income and Growth Fund         2.390198              2.759246              15.44%                  121,424          1999
- Class Y                         ---------------------- -------------------- ------------------- ------------------------ ---------
                                         2.428687              2.390198              -1.58%                  111,941          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.949458              2.428687              24.58%                  130,014          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.797374              1.949458               8.46%                  303,775          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Federated Bond Fund - Class F            1.018687              0.986932              -3.12%                  391,834          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.000000              1.018687               1.87%                   77,098          1998
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT      ACCUMULATION UNIT    PERCENTAGE CHANGE   NUMBER OF ACCUMULATION   YEAR
                                  VALUE AT BEGINNING     VALUE AT END OF      IN ACCUMULATION     UNITS OUTSTANDING AT
                                  OF PERIOD              PERIOD               UNIT VALUE          THE END OF THE PERIOD
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Federated U.S. Government                1.399720              1.381277              -1.32%                  966,135          1999
Securities Fund: 2-5 Years -      ---------------------- -------------------- ------------------- ------------------------ ---------
Institutional Shares                     1.305179              1.399720               7.24%                1,061,815          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.227995              1.305179               6.29%                  241,356          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.179523              1.227995               4.11%                  184,497          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Fidelity Advisor Growth                  1.089301              1.124760               3.26%                1,065,003          1999
Opportunities Fund - Class A      ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.000000              1.089301               8.93%                   32,561          1998
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Fidelity Advisor High Yield Fund         1.064751              1.144516               7.49%                  288,717          1999
- Class T                         ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.000000              1.064751               6.48%                      395          1998
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Fidelity Capital & Income Fund           4.848865              5.445140              12.30%                   54,447          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         4.666006              4.848865               3.92%                   60,278          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         4.100640              4.666006              13.79%                  120,784          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         3.859939              4.100640               6.24%                  203,017          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Fidelity Contrafund(R)                   2.532274              3.142065              24.08%               28,730,584          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.940782              2.532274              30.48%               26,018,143          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.590557              1.940782              22.02%               12,620,829          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.428116              1.590557              11.37%               13,966,075          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Fidelity Equity-Income Fund              7.722666              8.209245               6.30%                6,514,414          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         6.918202              7.722666              11.63%                6,525,557          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         5.365074              6.918202              28.95%                5,904,892          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         4.790414              5.365074              12.00%                6,668,170          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Fidelity Magellan(R) Fund                2.398748              2.951871              23.06%               12,975,760          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.809520              2.398748              32.56%               11,284,101          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.440886              1.809520              25.58%                5,726,530          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.327332              1.440886               8.56%                6,812,829          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Fidelity OTC Portfolio                   2.554714              4.372532              71.16%                4,962,923          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.834455              2.554714              39.26%                2,759,385          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.682398              1.834455               9.04%                1,302,436          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.509369              1.682398              11.46%                  886,668          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Fidelity Puritan Fund                    1.851282              1.889025               2.04%                3,553,477          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.600539              1.851282              15.67%                3,223,535          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.318667              1.600539              21.38%                1,283,945          1997
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.202749              1.318667               9.64%                1,390,626          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT      ACCUMULATION UNIT    PERCENTAGE CHANGE   NUMBER OF ACCUMULATION   YEAR
                                  VALUE AT BEGINNING     VALUE AT END OF      IN ACCUMULATION     UNITS OUTSTANDING AT
                                  OF PERIOD              PERIOD               UNIT VALUE          THE END OF THE PERIOD
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
INVESCO Dynamics Fund                    1.172431              1.998173              70.43%                5,368,795          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.000000              1.172431              17.24%                   38,248          1998
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
INVESCO Total Return Fund                1.023668              1.001721              -2.14%                  515,739          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.000000              1.023668               2.37%                    9,067          1998
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
The Investment Company of                2.784278              3.219387              15.63%                5,292,541          1999
America(R), Inc.                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         2.282988              2.784278              21.96%                4,926,029          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.772876              2.282988              28.77%                2,356,594          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.588884              1.772876              11.58%                2,306,070          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
MAS Funds Fixed Income Portfolio         1.419597              1.399665              -1.40%                  471,750          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.338520              1.419597               6.06%                  261,209          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.230995              1.338520               8.73%                   94,434          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.148928              1.230995               7.14%                  116,525          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
MFS(R) Growth Opportunities Fund        11.577941             15.255834              31.77%                  184,281          1999
- Class A                         ---------------------- -------------------- ------------------- ------------------------ ---------
                                         9.035263             11.577941              28.14%                  190,471          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         7.387651              9.035263              22.30%                  197,549          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         6.921506              7.387651               6.73%                  330,931          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
MFS(R) High Income Fund - Class A        6.197734              6.578610               6.15%                  274,998          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         6.183974              6.197734               0.22%                  346,946          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         5.523753              6.183974              11.95%                  233,869          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         5.086882              5.523753               8.59%                  252,930          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Massachusetts Investors Growth          22.232493             30.603169              37.65%                  130,090          1999
Stock Fund - Class A              ---------------------- -------------------- ------------------- ------------------------ ---------
                                        16.008079             22.232493              38.88%                  125,998          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                        10.891758             16.008079              46.97%                   78,577          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                        10.146647             10.891758               7.34%                  136,164          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Morgan Stanley Institutional             1.106680              1.530130              38.26%                  393,751          1999
Fund, Inc. - Equity Growth        ---------------------- -------------------- ------------------- ------------------------ ---------
Portfolio - Class B                      1.000000              1.106680              10.67%                   11,853          1998
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Nationwide(R) Fund - Class D            26.830004             26.555267              -1.02%                3,639,165          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                        20.749126             26.830004              29.31%                3,247,615          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                        14.979404             20.749126              38.52%                  355,149          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                        13.111665             14.979404              14.24%                  289,479          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT      ACCUMULATION UNIT    PERCENTAGE CHANGE   NUMBER OF ACCUMULATION   YEAR
                                  VALUE AT BEGINNING     VALUE AT END OF      IN ACCUMULATION     UNITS OUTSTANDING AT
                                  OF PERIOD              PERIOD               UNIT VALUE          THE END OF THE PERIOD
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Nationwide(R) Growth Fund -              4.744149              5.489411              15.71%                  267,313          1999
Class D                           ---------------------- -------------------- ------------------- ------------------------ ---------
                                         3.864536              4.744149              22.76%                  280,426          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         3.086105              3.864536              25.22%                   89,839          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         2.839940              3.086105               8.67%                  133,215          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Nationwide(R) Money Market Fund -        3.139103              3.259610               3.84%                9,606,399          1999
Prime Shares*                     ---------------------- -------------------- ------------------- ------------------------ ---------
                                         3.011419              3.139103               4.24%                6,949,105          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         2.887772              3.011419               4.28%                1,219,186          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         2.810841              2.887772               2.74%                1,754,115          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Nationwide S&P 500(R) Index Fund         1.093550              1.299566              18.84%                2,766,474          1999
- Institutional Service Class     ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.000000              1.093550               9.36%                   64,039          1998
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Nationwide Separate Account              0.963521              1.376614              42.87%                1,760,003          1999
Trust - Nationwide Small Company  ---------------------- -------------------- ------------------- ------------------------ ---------
Fund                                     0.961555              0.963521              -3.65%                1,340,017          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Neuberger Berman Guardian Fund,          1.736676              1.868582               7.60%                2,782,043          1999
Inc.                              ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.710392              1.736676               1.54%                2,886,123          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.461877              1.710392              17.00%                1,596,621          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.325883              1.461877              10.26%                1,655,042          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Neuberger Berman Partners Trust          1.041831              1.113054               6.84%                   82,850          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.000000              1.041831               4.18%                        6          1998
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Oppenheimer Global Fund - Class A        1.106449              1.739511              57.22%                  772,544          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.000000              1.106449              10.64%                    2,237          1998
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Putnam Investors Fund - Class A         24.409212             31.514335              29.11%                  574,562          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                        18.155790             24.409212              34.44%                  549,318          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                        13.608156             18.155790              33.42%                  233,708          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                        12.145815             13.608156              12.02%                  239,486          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Putnam Voyager Fund - Class A            4.734076              7.332728              54.89%                8,329,118          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         3.846728              4.734076              23.07%                7,755,689          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         3.077970              3.846728              24.98%                3,817,279          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         3.068905              3.077970               0.30%                4,941,310          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT      ACCUMULATION UNIT    PERCENTAGE CHANGE   NUMBER OF ACCUMULATION   YEAR
                                  VALUE AT BEGINNING     VALUE AT END OF      IN ACCUMULATION     UNITS OUTSTANDING AT
                                  OF PERIOD              PERIOD               UNIT VALUE          THE END OF THE PERIOD
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
SEI Index Funds - S&P 500 Index          1.916911              2.297509              19.85%               11,667,253          1999
Portfolio                         ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.505589              1.916911              27.32%                8,439,537          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.140471              1.505589              32.01%                3,491,065          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.000000              1.140471              14.05%                1,023,459          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Seligman Growth Fund, Inc. -            16.868765             21.800337              29.23%                   95,801          1999
Class A                           ---------------------- -------------------- ------------------- ------------------------ ---------
                                        12.573280             16.868765              34.16%                   90,887          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                        10.731082             12.573280              17.17%                   61,083          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         9.776083             10.731082               9.77%                  107,031          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Short-Term Investments Trust -           1.281729              1.335169               4.17%                  840,048          1999
Treasury Portfolio -              ---------------------- -------------------- ------------------- ------------------------ ---------
Institutional Class**                    1.225108              1.281729               4.62%                  320,548          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.170093              1.225108               4.70%                  331,148          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.135919              1.170093               3.01%                  394,386          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
T. Rowe Price International              1.384829              1.849161              33.53%                3,274,763          1999
Stock Fund(R)                     ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.201960              1.384829              15.21%                3,133,125          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.179742              1.201960               1.88%                1,722,849          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.108683              1.179742               6.41%                2,213,126          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Templeton Foreign Fund - Class A         1.514689              1.677518              38.10%               13,904,517          1999
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.287377              1.214689              -5.65%               13,917,762          1998
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.216800              1.287377               5.80%                2,363,601          1997
                                  ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.114642              1.216800               9.17%                2,314,772          1996
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------
Warburg Pincus Emerging Growth           1.140152              1.603948              40.68%                  216,315          1999
Fund - Common Class               ---------------------- -------------------- ------------------- ------------------------ ---------
                                         1.000000              1.140152              14.02%                    5,986          1998
--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

--------------------------------- ---------------------- -------------------- ------------------- ------------------------ ---------

* The 7-day yield on the Nationwide(R) Money Market Fund - Prime Shares as of December 31, 1999 was 4.51%.

** The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
   Institutional Class as of December 31, 1999 was 3.95%.

The American Century: Value - Investor Class and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore no Condensed Financial Information is available.

       Variable Account Annual Expense Fee of 0.70% of average net assets

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                                  VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION      UNITS OUTSTANDING AT
                                  OF PERIOD             PERIOD               UNIT VALUE           THE END OF THE PERIOD
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
American Century: Income &               1.097739             1.285813              17.13%                 1,505,535          1999
Growth - Investor Class           --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             1.097739               9.77%                    36,320          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
American Century: International          1.084406             2.030338              87.23%                 1,190,455          1999
Discovery - Investor Class        --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             1.084406               8.44%                    43,124          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
The Brown Capital Management -           1.000000             1.335232              33.52%                    32,466          1999
Small Company Fund                --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
Dreyfus Appreciation Fund, Inc.          1.080275             1.179669               9.20%                   891,896          1999
                                  --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             1.080275               8.03%                    52,910          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
Dreyfus Premier Midcap Stock             1.133431             1.245200               9.86%                    66,860          1999
Fund - Class A                    --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             1.133431              13.34%                    23,028          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
The Dreyfus Premier Third                4.584920             5.926178              29.25%                 3,581,927          1999
Century Fund, Inc. - Class Z      --------------------- -------------------- -------------------- ------------------------ ---------
                                         3.547042             4.584920              29.26%                 3,080,222          1998
                                  --------------------- -------------------- -------------------- ------------------------ ---------
                                         2.761054             3.547042              28.47%                   724,635          1997
                                  --------------------- -------------------- -------------------- ------------------------ ---------
                                         2.450480             2.761054              12.67%                 2,645,579          1996
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
Federated Bond Fund - Class F            1.018821             0.988049              -3.02%                   114,902          1999
                                  --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             1.018821               1.88%                     1,037          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
Fidelity Advisor Growth                  1.089444             1.126033               3.36%                   279,072          1999
Opportunities Fund - Class A      --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             1.089444               8.94%                     1,223          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
Fidelity Advisor High Yield Fund         1.064934             1.145866               7.60%                   218,567          1999
- Class T                         --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             1.064934               6.49%                       116          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
INVESCO Dynamics Fund                    1.172584             2.000430              70.60%                 2,683,126          1999
                                  --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             1.172584              17.26%                     3,535          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
INVESCO Total Return Fund                1.023803             1.002855              -2.05%                   139,419          1999
                                  --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             1.023803               2.38%                     1,276          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
LifeDesigns Series - The                 1.152311             1.421032              23.32%                 1,421,322          1999
Aggressive Portfolio              --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             1.152311              15.23%                   819,842          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
LifeDesigns Series - The                 1.110341             1.144210               3.05%                   551,322          1999
Conservative Portfolio            --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             1.110341              11.03%                   382,730          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                                  VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION      UNITS OUTSTANDING AT
                                  OF PERIOD             PERIOD               UNIT VALUE           THE END OF THE PERIOD
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
LifeDesigns Series - The                 1.145999             1.307445              14.09%                 2,040,355          1999
Moderate Portfolio                --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             1.145999              14.60%                 1,312,884          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
LifeDesigns Series - The                 1.143522             1.355141              18.51%                 1,865,891          1999
Moderately Aggressive Portfolio   --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             1.143522              14.35%                 1,127,941          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
LifeDesigns Series - The                 1.131933             1.234169               9.03%                   714,817          1999
Moderately Conservative Portfolio --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             1.131933              13.19%                   455,658          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
Morgan Stanley Institutional             1.106825             1.531860              38.40%                   189,694          1999
Fund, Inc. - Equity Growth        --------------------- -------------------- -------------------- ------------------------ ---------
Portfolio - Class B                      1.000000             1.106825              10.68%                         0          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
Nationwide(R) Fund - Class D            26.901646            26.652820              -0.92%                 1,451,429          1999
                                  --------------------- -------------------- -------------------- ------------------------ ---------
                                        20.783760            26.901646              29.44%                 1,298,643          1998
                                  --------------------- -------------------- -------------------- ------------------------ ---------
                                        14.989429            20.783760              38.66%                   218,220          1997
                                  --------------------- -------------------- -------------------- ------------------------ ---------
                                        13.111701            14.989429              14.32%                   664,951          1996
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
Nationwide(R) Money Market Fund -        3.147557             3.271683               3.94%                 4,804,733          1999
Prime Shares*                     --------------------- -------------------- -------------------- ------------------------ ---------
                                         3.016489             3.147557               4.35%                 3,320,018          1998
                                  --------------------- -------------------- -------------------- ------------------------ ---------
                                         2.889720             3.016489               4.39%                 1,244,833          1997
                                  --------------------- -------------------- -------------------- ------------------------ ---------
                                         2.810849             2.889720               2.81%                 6,170,419          1996
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
Nationwide S&P 500(R) Index Fund         1.093694             1.301036              18.96%                 1,260,851          1999
- Institutional Service Class     --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             1.093694               9.37%                    97,706          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
Nationwide Separate Account              1.000000             1.006039               0.60%                    35,556          1999
Trust - Nationwide Income Fund
--------------------------------  --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
Nationwide Separate Account              0.964638             1.379587              43.02%                   885,218          1999
Trust - Nationwide Small Company  --------------------- -------------------- -------------------- ------------------------ ---------
Fund                                     0.961707             0.964638               0.30%                   589,435          1998
                                  --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             0.961707              -3.83%                         0
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
Neuberger Berman Partners Trust          1.041968             1.114314               6.94%                    29,128          1999
                                  --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             1.041968               4.20%                    46,617          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------
Prestige Balanced Fund -                 1.061002             1.151398               8.52%                   289,882          1999
Institutional Service Class       --------------------- -------------------- -------------------- ------------------------ ---------
                                         1.000000             1.061002               6.10%                    67,659          1998
--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

--------------------------------- --------------------- -------------------- -------------------- ------------------------ ---------

* The 7-day yield on the Nationwide(R) Money Market Fund - Prime Shares as of December 31, 1999 was 4.61%.

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
UNDERLYING MUTUAL FUND             ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE            NUMBER OF       YEAR
                                   VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION           ACCUMULATION
                                   OF PERIOD             PERIOD               UNIT VALUE           UNITS OUTSTANDING
                                                                                                   AT THE END OF THE
                                                                                                              PERIOD
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Prestige International Fund -             1.092070             1.316225              20.53%                  120,441          1999
Institutional Service Class        --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.000000             1.092070               9.21%                    2,686          1998
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Prestige Large Cap Growth Fund -          1.139564             1.525781              33.89%                  592,875          1999
Institutional Service Class        --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.000000             1.139564              13.96%                   39,909          1998
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Prestige Large Cap Value Fund -           1.049429             0.993783              -5.30%                  184,328          1999
Institutional Service Class        --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.000000             1.049429               4.94%                      858          1998
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Prestige Small Cap Fund -                 1.090386             1.285935              17.93%                  370,694          1999
Institutional Service Class        --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.000000             1.090386               9.04%                    7,654          1998
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Oppenheimer Global Fund - Class A         1.106594             1.741477              57.37%                  526,744          1999
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.000000             1.106594              10.66%                      942          1998
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Templeton Foreign Fund -                  1.217936             1.683681              38.24%                7,963,049          1999
Class A                            --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.289527             1.217936              -5.55%                7,746,564          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.217615             1.289527               6.08%                1,164,252          1997
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.114645             1.217615               9.06%                5,552,808          1996
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Warburg Pincus Emerging Growth            1.140301             1.605761              40.28%                   92,452          1999
Fund - Common Class                --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.000000             1.140301              14.03%                      882          1998
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

The American Century: Value - Investor Class and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.

       Variable Account Annual Expense Fee of 0.65% of average net assets



---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
UNDERLYING MUTUAL FUND             ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE            NUMBER OF       YEAR
                                   VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION           ACCUMULATION
                                   OF PERIOD             PERIOD               UNIT VALUE           UNITS OUTSTANDING
                                                                                                   AT THE END OF THE
                                                                                                              PERIOD
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
American Century: Growth -                7.975584            10.671975              33.81%                1,320,330          1999
Investor Class                     --------------------- -------------------- ------------------- ------------------------ ---------
                                          5.869391             7.975584              35.88%                1,377,500          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          4.776599             5.869391              22.88%                2,322,606          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
American Century: Ultra -                 2.333533             3.279718              40.55%               11,013,444          1999
Investor Class                     --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.745683             2.333533              33.67%                9,983,888          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.474619             1.745683              18.38%               19,969,711          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
The Bond Fund of America(SM), Inc.        2.448428             2.488240               1.63%                  596,763          1999
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          2.343312             2.448428               4.49%                  722,007          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          2.185294             2.343312               7.23%                  753,555          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
The Dreyfus Premier Third                 4.588748             5.934089              29.32%                        0          1999
Century Fund, Inc.                 --------------------- -------------------- ------------------- ------------------------ ---------
                                          3.548231             4.588748              29.32%                        0          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          2.913941             3.548231              21.77%                2,219,012          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Evergreen Income and Growth Fund          2.398586             2.773083              15.61%                  103,645          1999
- Class Y                          --------------------- -------------------- ------------------- ------------------------ ---------
                                          2.433557             2.398586              -1.44%                  125,423          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.949492             2.433557              24.83%                  297,366          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Federated U.S. Government                 1.404671             1.388259              -1.17%                  605,238          1999
Securities Fund: 2-5 Years -       --------------------- -------------------- ------------------- ------------------------ ---------
Institutional Shares                      1.307818             1.404671               7.41%                  558,667          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.238301             1.307818               5.61%                  579,571          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Fidelity Capital & Income Fund            4.866016             5.472662              12.47%                  121,306          1999
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          4.675440             4.866016               4.08%                  142,236          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          4.139531             4.675440              21.95%                   61,610          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Fidelity Contrafund(R)                    2.541159             3.157817              24.27%               12,905,080          1999
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.944675             2.541159              30.67%               11,832,023          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.597582             1.944675              21.73%               19,667,377          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Fidelity Equity-Income Fund               7.749762             8.250412               6.46%                4,029,550          1999
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          6.932074             7.749762              11.80%                4,532,595          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          5.639098             6.932074              22.93%                8,086,997          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Fidelity Magellan(R) Fund                 2.407162             2.966668              23.24%                5,649,149          1999
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.813149             2.407162              32.76%                5,041,523          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.494160             1.813149              21.35%                6,992,191          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
UNDERLYING MUTUAL FUND             ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE            NUMBER OF       YEAR
                                   VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION           ACCUMULATION
                                   OF PERIOD             PERIOD               UNIT VALUE           UNITS OUTSTANDING
                                                                                                   AT THE END OF THE
                                                                                                              PERIOD
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Fidelity OTC Portfolio                    2.563678             4.394446              71.41%                2,949,108          1999
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.838136             2.563678              39.47%                1,453,622          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.604136             1.838136              14.59%                2,776,451          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Fidelity Puritan Fund                     1.857778             1.898498               2.19%                1,302,794          1999
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.603749             1.857778              15.84%                1,260,820          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.388317             1.603749              15.52%                2,031,661          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
The Investment Company of                 2.794045             3.235527              15.80%                2,061,483          1999
America(R), Inc.                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          2.287566             2.794045              22.14%                1,858,205          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.890348             2.287566              21.01%                2,872,363          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
MAS Funds Fixed Income Portfolio          1.424580             1.406687              -1.26%                  302,278          1999
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.341206             1.424580               6.22%                  278,580          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.248067             1.341206               7.46%                  277,396          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
MFS(R) Growth Opportunities Fund -       11.618570            15.332326              31.96%                  176,097          1999
Class A                            --------------------- -------------------- ------------------- ------------------------ ---------
                                          9.053391            11.618570              28.33%                  180,839          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          7.676856             9.053391              17.90%                  212,160          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
MFS(R) High Income Fund - Class A         6.219656             6.611862               6.31%                  217,273          1999
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          6.196477             6.219656               0.37%                  253,885          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          5.615972             6.196477              10.34%                  418,967          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Massachusetts Investors Growth           22.310477            30.756553              37.86%                   65,612          1999
Stock Fund - Class A               --------------------- -------------------- ------------------- ------------------------ ---------
                                         16.040180            22.310477              39.09%                   64,922          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                         12.126811            16.040180              32.27%                  117,830          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Nationwide(R) Fund - Class D             26.924106            26.688417              -0.88%                        0          1999
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                         20.790728            26.924106              29.50%                        0          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                         16.412492            20.790728              26.68%                  569,519          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Nationwide(R) Growth Fund -               4.760794             5.516934              15.88%                   87,937          1999
Class D                            --------------------- -------------------- ------------------- ------------------------ ---------
                                          3.872287             4.760794              22.95%                   88,677          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          3.194767             3.872287              21.21%                  269,417          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Nationwide(R) Money Market Fund -         3.150207             3.276085               4.00%                        0          1999
Class D                            --------------------- -------------------- ------------------- ------------------------ ---------
                                          3.017508             3.150207               4.40%                        0          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          2.930108             3.017508               2.98%                3,269,252          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
UNDERLYING MUTUAL FUND             ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE            NUMBER OF       YEAR
                                   VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION           ACCUMULATION
                                   OF PERIOD             PERIOD               UNIT VALUE           UNITS OUTSTANDING
                                                                                                   AT THE END OF THE
                                                                                                              PERIOD
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Neuberger Berman Guardian Fund,           1.742771             1.877955               7.76%                1,247,986          1999
Inc.                               --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.713822             1.742771               1.69%                1,466,182          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.527855             1.713822              12.17%                4,309,283          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Putnam Investors Fund - Class A          24.494833            31.672308              29.30%                  344,475          1999
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                         18.192202            24.494833              34.64%                  297,345          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                         14.574047            18.192202              24.83%                  377,276          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Putnam Voyager Fund - Class A             4.750689             7.369487              55.12%                4,498,006          1999
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          3.854445             4.750689              23.25%                4,199,459          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          3.048108             3.854445              26.45%                6,307,757          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
SEI Index Funds - S&P 500 Index           1.923629             2.309019              20.03%                6,630,666          1999
Portfolio                          --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.508603             1.923629              27.51%                5,122,867          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.234422             1.508603              22.21%                5,095,657          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Seligman Growth Fund, Inc. -             16.927940            21.909617              29.43%                   64,846          1999
Class A                            --------------------- -------------------- ------------------- ------------------------ ---------
                                         12.598501            16.927940              34.36%                   52,182          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                         11.006405            12.598501              14.47%                  124,591          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Short-Term Investments Trust -            1.286263             1.341918               4.33%                  886,018          1999
Treasury Portfolio -               --------------------- -------------------- ------------------- ------------------------ ---------
Institutional Class*                      1.227585             1.286263               4.78%                  891,584          1998
                                   --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.188793             1.227585               3.26%                  238,580          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
T. Rowe Price International                1.38969             1.858432              33.73%                1,470,871          1999
Stock Fund(R)                      --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.204372             1.389689              15.39%                1,610,019          1998
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
                                          1.193159             1.204372               0.94%                4,374,310          1997
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------


* The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio - Institutional Class as of December 31, 1999 was 4.10%.

The American Century: Value - Investor Class and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.

       Variable Account Annual Expense Fee of 0.60% of average net assets

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
UNDERLYING MUTUAL FUND          ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENTAGE CHANGE    NUMBER OF             YEAR
                                VALUE AT BEGINNING  VALUE AT END OF      IN ACCUMULATION      ACCUMULATION UNITS
                                    OF PERIOD       PERIOD               UNIT VALUE           AT END OF PERIOD
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
American Century: Growth -           7.920734            10.603876               33.87%               78,744          1999
Investor Class                 -------------------- -------------------- -------------------- --------------------- ------------
                                     6.767825             7.920734               17.04%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
American Century: Ultra -            2.317484             3.258789               40.26%            1,424,061          1999
Investor Class                 -------------------- -------------------- -------------------- --------------------- ------------
                                     1.961685             2.317848               18.14%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
The Bond Fund of America(SM)         2.431483             2.472263                1.68%               28,883          1999
Inc.                           -------------------- -------------------- -------------------- --------------------- ------------
                                     2.365187             2.431483                2.80%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
The Investment Company of            2.774834             3.214887               15.86%              214,097          1999
America(R), Inc.               -------------------- -------------------- -------------------- --------------------- ------------
                                     2.519405             2.774834               10.14%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Evergreen Income and Growth          2.382088             2.755385               15.67%                1,466          1999
Fund - Class Y                 -------------------- -------------------- -------------------- --------------------- ------------
                                     2.262917             2.382088                5.27%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Federated U.S. Securities            1.395318             1.379708               -1.12%               69,872          1999
Fund: 2-5 Years -              -------------------- -------------------- -------------------- --------------------- ------------
Institutional Shares                 1.398557             1.395318               -0.23%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Fidelity Capital & Income            4.833614             5.438956               12.52%                   10          1999
Fund                           -------------------- -------------------- -------------------- --------------------- ------------
                                     4.467362             4.833614                8.20%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Fidelity Contrafund(R)               2.523680             3.137664               24.33%            2,269,071          1999
                               -------------------- -------------------- -------------------- --------------------- ------------
                                     2.110428             2.523680               19.58%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Fidelity Equity-Income Fund          7.696470             8.197774                6.51%              292,888          1999
                               -------------------- -------------------- -------------------- --------------------- ------------
                                     7.136396             7.696470                7.85%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Fidelity Magellan(R) Fund            2.390610             2.947739               23.30%              885,057          1999
                               -------------------- -------------------- -------------------- --------------------- ------------
                                     2.025853             2.390610               18.01%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Fidelity OTC Portfolio               2.546041             4.366394               71.50%              267,530          1999
                               -------------------- -------------------- -------------------- --------------------- ------------
                                     2.068458             2.546041               23.09%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Fidelity Puritan Fund                1.845002             1.886386                2.24%              220,190          1999
                               -------------------- -------------------- -------------------- --------------------- ------------
                                     1.719035             1.845002                7.33%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
UNDERLYING MUTUAL FUND          ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENTAGE CHANGE    NUMBER OF             YEAR
                                VALUE AT BEGINNING  VALUE AT END OF      IN ACCUMULATION      ACCUMULATION UNITS
                                    OF PERIOD       PERIOD               UNIT VALUE           AT END OF PERIOD
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
LifeDesigns Series - The             1.150285             1.419952             23.44%                468,988           1999
Aggressive Portfolio           -------------------- -------------------- -------------------- --------------------- ------------
                                     1.000000             1.150285             12.61%                296,908           1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
LifeDesigns Series - The             1.108390             1.143342              3.15%                158,183           1999
Conservative Portfolio         -------------------- -------------------- -------------------- --------------------- ------------
                                     1.000000             1.108390              3.28%                 97,738           1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
LifeDesigns Series - The             1.143985             1.306453             14.20%                501,161           1999
Moderate Portfolio             -------------------- -------------------- -------------------- --------------------- ------------
                                     1.000000             1.143985              8.54%                193,617           1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
LifeDesigns Series - The             1.141512             1.354111             18.62%                542,336           1999
Moderately Aggressive          -------------------- -------------------- -------------------- --------------------- ------------
Portfolio                            1.000000             1.141512             10.06%                169,925           1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
LifeDesigns Series - The             1.129944             1.233233              9.14%                341,251           1999
Moderately Conservative        -------------------- -------------------- -------------------- --------------------- ------------
Portfolio                            1.000000             1.129944              5.88%                135,133           1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
MFS(R) Growth Opportunities         11.538640            15.234453             32.03%                 10,104           1999
Fund - Class A                 -------------------- -------------------- -------------------- --------------------- ------------
                                     9.732573            11.538640             18.56%                      0           1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
MFS(R) High Income Fund              6.178240             6.571139              6.36%                 13,293           1999
                               -------------------- -------------------- -------------------- --------------------- ------------
                                     5.851804             6.178240              5.58%                      0           1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Massachusetts Investors             22.157064            30.560318             37.93%                  2,844           1999
Growth Stock Fund - Class A    -------------------- -------------------- -------------------- --------------------- ------------
                                    18.840534            22.157064             17.60%                      0           1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
MAS Funds - Fixed Income             1.414780             1.397708             -1.21%                 43,773           1999
Portfolio                      -------------------- -------------------- -------------------- --------------------- ------------
                                     1.385468             1.414780              2.12%                      0           1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Nationwide(R) Growth Fund -          4.728053             5.481731             15.94%                 11,832           1999
Class D                        -------------------- -------------------- -------------------- --------------------- ------------
                                     4.338826             4.728053              8.97%                      0           1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Prestige Balanced Fund -             1.061142             1.152701              8.63%                120,626           1999
Institutional Service Class    -------------------- -------------------- -------------------- --------------------- ------------
                                     1.000000             1.061142              6.11%                     38           1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Prestige International Fund          1.092213             1.317714             20.65%                 53,042           1999
- Institutional Service Class  -------------------- -------------------- -------------------- --------------------- ------------
                                     1.000000             1.092213              9.22%                 19,996           1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
UNDERLYING MUTUAL FUND          ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENTAGE CHANGE    NUMBER OF             YEAR
                                VALUE AT BEGINNING  VALUE AT END OF      IN ACCUMULATION      ACCUMULATION UNITS
                                    OF PERIOD       PERIOD               UNIT VALUE           AT END OF PERIOD
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Prestige Large Cap Growth             1.139713             1.527506               34.03%              260,721          1999
Fund - Institutional Service   -------------------- -------------------- -------------------- --------------------- ------------
Class                                 1.000000             1.139713               13.97%               22,783          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Prestige Large Cap Growth             1.049566             0.994908               -5.21%               72,468          1999
Fund - Institutional Service   -------------------- -------------------- -------------------- --------------------- ------------
Class                                 1.000000             1.049566                4.96%               24,426          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Prestige Small Cap Fund -             1.090529             1.287390               18.05%               75,172          1999
Institutional Service Class    -------------------- -------------------- -------------------- --------------------- ------------
                                      1.000000             1.090529                9.05%               33,702          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Neuberger Berman Guardian             1.730781             1.865967                7.81%               84,823          1999
Fund, Inc.                     -------------------- -------------------- -------------------- --------------------- ------------
                                      1.569836             1.730781               10.25%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Putnam Investors Fund -              24.326397            31.470234               29.37%               47,678          1999
Class A                        -------------------- -------------------- -------------------- --------------------- ------------
                                     20.494260            24.326397               18.70%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Putnam Voyager Fund - Class A         4.718004             7.222438               55.20%              567,839          1999
                               -------------------- -------------------- -------------------- --------------------- ------------
                                      3.966883             4.718004               18.93%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
SEI Index Fund - S&P 500              1.910418             2.294307               20.09%              842,011          1999
Index Portfolio                -------------------- -------------------- -------------------- --------------------- ------------
                                      1.705240             1.910418               12.03%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Seligman Growth Fund, Inc. -         16.811535            21.769825               29.49%                6,797          1999
Class A                        -------------------- -------------------- -------------------- --------------------- ------------
                                     14.612994            16.811535               15.05%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
Short-Term Investments Trust          1.277858             1.333653                4.37%               38,201          1999
- Treasury Portfolio -         -------------------- -------------------- -------------------- --------------------- ------------
Institutional Class*                  1.268735             1.277858                0.72%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

------------------------------ -------------------- -------------------- -------------------- --------------------- ------------
T. Rowe Price International           1.380129             1.846569               33.80%              175,403          1999
Stock Fund(R)                  -------------------- -------------------- -------------------- --------------------- ------------
                                      1.275533             1.380129                8.20%                    0          1998
------------------------------ -------------------- -------------------- -------------------- --------------------- ------------

The American Century: Value - Investor Class and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.

       Variable Account Annual Expense Fee of 0.55% of average net assets

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT       PERCENTAGE CHANGE IN     NUMBER OF            YEAR
                               VALUE AT BEGINNING OF  VALUE AT END OF PERIOD  ACCUMULATION UNIT VALUE  ACCUMULATION UNITS
                               PERIOD                                                                  OUTSTANDING AT THE
                                                                                                       END OF THE PERIOD
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
American Century: Income &               1.097955              1.287995                   17.31%             1,346,025        1999
Growth - Investor Class        ---------------------- ----------------------- ------------------------ -------------------- --------
                                         1.000000              1.097955                    9.80%                39,351        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
American Century:                        1.084619              2.033777                   87.51%               989,006        1999
International Discovery -      ---------------------- ----------------------- ------------------------ -------------------- --------
Investor Class                           1.000000              1.084619                    8.46%                 7,164        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
The Brown Capital Management             1.000000              1.336268                   33.63%                25,458        1999
- Small Company Fund           ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
Dreyfus Appreciation Fund,               1.080487              1.181672                    9.36%               490,711        1999
Inc.                           ---------------------- ----------------------- ------------------------ -------------------- --------
                                         1.000000              1.080487                    8.05%                20,457        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
The Dreyfus Premier Mid-Cap              1.133654              1.247314                   10.03%                24,267        1999
Stock Fund - Class A           ---------------------- ----------------------- ------------------------ -------------------- --------
                                         1.000000              1.133654                   13.37%                     0        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
The Dreyfus Premier Third                4.557584              5.899679                   29.45%             2,380,281        1999
Century Fund, Inc. - Class Z   ---------------------- ----------------------- ------------------------ -------------------- --------
                                         3.532278              4.557584                   16.12%             2,140,647        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
Federated Bond Fund - Class F            1.019021              0.989728                   -2.87%                40,642        1999
                               ---------------------- ----------------------- ------------------------ -------------------- --------
                                         1.000000              1.019021                    1.90%                     0        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
Fidelity Advisor Growth                  1.089659              1.127945                    3.51%               445,084        1999
Opportunities Fund - Class A   ---------------------- ----------------------- ------------------------ -------------------- --------
                                         1.000000              1.089659                    8.97%                 5,256        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
Fidelity Advisor High Yield              1.065207              1.147891                    7.76%               222,740        1999
Fund - Class T                 ---------------------- ----------------------- ------------------------ -------------------- --------
                                         1.000000              1.065207                    6.52%                 2,276        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
INVESCO Dynamics Fund                    1.172815              2.003821                   70.86%             2,158,406        1999
                               ---------------------- ----------------------- ------------------------ -------------------- --------
                                         1.000000              1.172815                   17.28%                 5,449        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
INVESCO Total Return Fund                1.024005              1.004559                   -1.90%               124,380        1999
                               ---------------------- ----------------------- ------------------------ -------------------- --------
                                         1.000000              1.024005                    2.40%                 2,742        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
Morgan Stanley Institutional             1.107043              1.534459                   38.61%               120,451        1999
Fund, Inc. - Equity Growth     ---------------------- ----------------------- ------------------------ -------------------- --------
Portfolio - Class B                      1.000000              1.107043                   10.70%                     0        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
Nationwide(R) Fund -                    26.741341             26.533779                   -0.78%               987,329        1999
Class D                        ---------------------- ----------------------- ------------------------ -------------------- --------
                                        20.697282             26.741341                    8.90%               904,019        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT       PERCENTAGE CHANGE IN     NUMBER OF            YEAR
                               VALUE AT BEGINNING OF  VALUE AT END OF PERIOD  ACCUMULATION UNIT VALUE  ACCUMULATION UNITS
                               PERIOD                                                                  OUTSTANDING AT THE
                                                                                                       END OF THE PERIOD
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
Nationwide(R)Money Market                3.129626              3.257959                    4.10%             4,615,246        1999
Fund - Prime Shares            ---------------------- ----------------------- ------------------------ -------------------- --------
                                         3.003821              3.129626                    0.69%             2,277,564        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
Nationwide S&P 500(R) Index              1.093909              1.303244                   19.14%               990,021        1999
Fund - Institutional Service   ---------------------- ----------------------- ------------------------ -------------------- --------
Class                                    1.000000              1.093909                    9.39%                 4,693        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
Nationwide Separate Account              0.962506              1.378605                   42.23%               599,934        1999
Trust - Nationwide Small       ---------------------- ----------------------- ------------------------ -------------------- --------
Company Fund                             0.961325              0.962506                   13.36%               494,950        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
Nationwide Separate Account              1.000000              1.006821                    0.68%                27,725        1999
Trust - Nationwide Income
Fund
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
Neuberger Berman Partners                1.042174              1.116206                    7.10%                15,285        1999
Trust                          ---------------------- ----------------------- ------------------------ -------------------- --------
                                         1.000000              1.042174                    4.22%                 1,093        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
Oppenheimer Global Fund -                1.106811              1.744429                   57.61%               335,264        1999
Class A                        ---------------------- ----------------------- ------------------------ -------------------- --------
                                         1.000000              1.106811                   10.68%                 6,579        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
Templeton Foreign Fund -                 1.210671              1.676147                   38.45%             5,358,056        1999
Class A                        ---------------------- ----------------------- ------------------------ -------------------- --------
                                         1.284158              1.210671                    1.23%             5,316,578        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------
Warburg Pincus Emerging                  1.140526              1.608485                   41.03%               106,549        1999
Growth Fund - Common Class     ---------------------- ----------------------- ------------------------ -------------------- --------
                                         1.000000              1.140526                   14.05%                 8,854        1998
------------------------------ ---------------------- ----------------------- ------------------------ -------------------- --------

* The 7-day yield on the Nationwide(R) Money Market Fund - Prime Shares as of December 31, 1999 was 4.71%.

The American Century: Value - Investor Class and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.

       Variable Account Annual Expense Fee of 0.50% of average net assets

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
UNDERLYING MUTUAL FUND               ACCUMULATION UNIT     ACCUMULATION      PERCENTAGE CHANGE    NUMBER OF ACCUMULATION    YEAR
                                     VALUE AT BEGINNING    UNIT VALUE AT     IN ACCUMULATION      UNITS OUTSTANDING AT THE
                                     OF PERIOD             END OF PERIOD     UNIT VALUE           END OF THE PERIOD
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
American Century: Growth -                   7.922098         10.616300               34.01%                   348,206         1999
Investor Class                       --------------------- ----------------- -------------------- ------------------------- --------
                                             5.842997          7.922098               17.05%                   359,828         1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
American Century: Ultra - Investor           2.317883          3.262606               40.76%                 3,817,930         1999
Class                                --------------------- ----------------- -------------------- ------------------------- --------
                                             1.737833          2.317883               18.16%                 3,364,116         1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
The Bond Fund of America(SM), Inc.           2.431945          2.475221                1.78%                   142,109         1999
                                     --------------------- ----------------- -------------------- ------------------------- --------
                                             2.332586          2.431945                2.82%                   268,515         1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
Evergreen Income and Growth Fund -           2.382498          2.758615               15.79%                    10,371         1999
Class Y                              --------------------- ----------------- -------------------- ------------------------- --------
                                             2.262924          2.382498                5.28%                    32,633         1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
Federated U.S. Government                    1.395671          1.381446               -1.02%                   268,509         1999
Securities Fund: 2-5 Years -         --------------------- ----------------- -------------------- ------------------------- --------
Institutional Shares                         1.301886          1.395671               -0.21%                   281,752         1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
Fidelity Capital & Income Fund               4.834839          5.445808               12.64%                    15,652         1999
                                     --------------------- ----------------- -------------------- ------------------------- --------
                                             4.654233          4.834839                8.22%                    15,722         1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
Fidelity Contrafund(R)                       2.524114          3.141341               24.45%                 4,921,532         1999
                                     --------------------- ----------------- -------------------- ------------------------- --------
                                             1.935931          2.524114               19.60%                 6,920,209         1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
Fidelity Equity-Income Fund                  7.697797          8.207390                6.62%                 1,097,064         1999
                                     --------------------- ----------------- -------------------- ------------------------- --------
                                             6.900916          7.697797                7.87%                 2,032,139         1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
Fidelity Magellan(R) Fund                    2.391021          2.951194               23.43%                 1,981,615         1999
                                     --------------------- ----------------- -------------------- ------------------------- --------
                                             1.800499          2.391021               18.03%                 2,481,152         1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
Fidelity OTC Portfolio                       2.546479          4.371504               71.67%                   551,902         1999
                                     --------------------- ----------------- -------------------- ------------------------- --------
                                             1.829868          2.546479               23.11%                   554,256         1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
Fidelity Puritan(R) Fund                     1.845320          1.888599                2.35%                   434,568         199
                                     --------------------- ----------------- -------------------- ------------------------- --------
                                             1.596539          1.845320                7.35%                 1,058,070         1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
The Investment Company of                    2.775312          3.218656               15.97%                   772,247         1999
American(R), Inc.                    --------------------- ----------------- -------------------- ------------------------- --------
                                             2.277283          2.775312               10.16%                 1,244,473         1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
MAS Funds Fixed Income Portfolio             1.415024          1.399348               -1.11%                    35,380         1999
                                     --------------------- ----------------- -------------------- ------------------------- --------
                                             1.335173          1.415024                2.13%                   100,650         1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
MFS(R) Growth Opportunities Fund -          11.540626         15.252302               32.16%                    17,247         1999
Class A                              --------------------- ----------------- -------------------- ------------------------- --------
                                             9.012670         11.540626               18.58%                    63,546         1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
UNDERLYING MUTUAL FUND               ACCUMULATION UNIT     ACCUMULATION      PERCENTAGE CHANGE    NUMBER OF ACCUMULATION    YEAR
                                     VALUE AT BEGINNING    UNIT VALUE AT     IN ACCUMULATION      UNITS OUTSTANDING AT THE
                                     OF PERIOD             END OF PERIOD     UNIT VALUE           END OF THE PERIOD
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
MFS(R) High Income Fund - Class A          6.179806           6.579417               6.47%                    32,140           1999
                                     --------------------- ----------------- -------------------- ------------------------- --------
                                           6.168371           6.179806               5.60%                   106,230           1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
Massachusetts Investors Growth            22.160876          30.596117              38.06%                    11,080           1999
Stock Fund - Class A                 --------------------- ----------------- -------------------- ------------------------- --------
                                          15.968069          22.160876              17.62%                    22,289           1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
Nationwide(R) Growth Fund - Class D        4.728868           5.488156              16.06%                    22,141           1999
                                     --------------------- ----------------- -------------------- ------------------------- --------
                                           3.854877           4.728868               8.99%                    31,217           1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
Neuberger Berman Guardian Fund,            1.731080           1.868155               7.92%                   155,894           1999
Inc.                                 --------------------- ----------------- -------------------- ------------------------- --------
                                           1.706116           1.731080              10.27%                   658,443           1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
Putnam Investors Fund - Class A           24.330583          31.507110              29.50%                    63,483           1999
                                     --------------------- ----------------- -------------------- ------------------------- --------
                                          18.110411          24.330583              18.72%                    60,549           1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
Putnam Voyager Fund - Class A              4.718816           7.331012              55.36%                 1,195,483           1999
                                     --------------------- ----------------- -------------------- ------------------------- --------
                                           3.837109           4.718816              18.95%                 1,141,130           1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
SEI Index Funds - S&P 500 Index            1.910747           2.296996              20.21%                   905,209           1999
Portfolio                            --------------------- ----------------- -------------------- ------------------------- --------
                                           1.501834           1.910747              12.05%                 2,027,825           1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
Seligman Growth Fund, Inc. -              16.814429          21.795334              29.62%                    13,411           1999
Class A                              --------------------- ----------------- -------------------- ------------------------- --------
                                          12.541848          16.814429              15.06%                    24,055           1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
Short-Term Investments Trust -             1.278181           1.335333               4.48%                    97,670           1999
Treasury Portfolio - Institutional   --------------------- ----------------- -------------------- ------------------------- --------
Class*                                     1.268839           1.278181               0.72%                    86,239           1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------
T. Rowe Price International Stock          1.380367           1.848732              33.93%                   558,351           1999
Fund(R)                              --------------------- ----------------- -------------------- ------------------------- --------
                                           1.198954           1.380367               8.22%                 1,224,755           1998
------------------------------------ --------------------- ----------------- -------------------- ------------------------- --------

* The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio - Institutional Class as of December 31, 1999 was 4.25%.

The American Century: Value - Investor Class and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.

       Variable Account Annual Expense Fee of 0.45% of average net assets


---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
UNDERLYING MUTUAL FUND             ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE   NUMBER OF ACCUMULATION   YEAR
                                   VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION     UNITS OUTSTANDING AT
                                   OF PERIOD             PERIOD               UNIT VALUE          THE END OF THE PERIOD
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
LifeDesigns Series - The                   1.150582             1.422449              23.63%                  267,677         1999
Aggressive Portfolio               --------------------- -------------------- ------------------- ------------------------ ---------
                                           1.000000             1.150582              12.64%                  211,746         1998
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
LifeDesigns Series - The                   1.108677             1.145355               3.31%                  475,616         1999
Conservative Portfolio             --------------------- -------------------- ------------------- ------------------------ ---------
                                           1.000000             1.108677               3.30%                  207,470         1998
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
LifeDesigns Series - The                   1.144281             1.308751              14.37%                  192,070         1999
Moderate Portfolio                 --------------------- -------------------- ------------------- ------------------------ ---------
                                           1.000000             1.144281               8.56%                  114,698         1998
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
LifeDesigns Series - The                   1.141807             1.356493              18.80%                  268,877         1999
Moderately Aggressive Portfolio    --------------------- -------------------- ------------------- ------------------------ ---------
                                           1.000000             1.141807              10.09%                  154,400         1998
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
LifeDesigns Series - The                   1.130263             1.235402               9.30%                  149,629         1999
Moderately Conservative Portfolio  --------------------- -------------------- ------------------- ------------------------ ---------
                                           1.000000             1.130236               5.91%                   55,915         1998
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Prestige Balanced Fund -                   1.061351             1.154658               8.79%                   64,569         1999
Institutional Service Class        --------------------- -------------------- ------------------- ------------------------ ---------
                                           1.000000             1.061351               6.14%                        0         1998
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Prestige International Fund -              1.092427             1.319950              20.83%                   31,972         1999
Institutional Service Class        --------------------- -------------------- ------------------- ------------------------ ---------
                                           1.000000             1.092427               9.24%                        0         1998
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Prestige Large Cap Growth Fund -           1.139937             1.530097              34.23%                  213,341         1999
Institutional Service Class        --------------------- -------------------- ------------------- ------------------------ ---------
                                           1.000000             1.139937              13.99%                    6,708         1998
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Prestige Large Cap Value Fund -            1.049773             0.996598              -5.07%                   54,869         1999
Institutional Service Class        --------------------- -------------------- ------------------- ------------------------ ---------
                                           1.000000             1.049773               4.98%                    7,855         1998
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------
Prestige Small Cap Fund -                  1.090743             1.289575              18.23%                   33,279         1999
Institutional Service Class        --------------------- -------------------- ------------------- ------------------------ ---------
                                           1.000000             1.090743               9.07%                   17,596         1998
---------------------------------- --------------------- -------------------- ------------------- ------------------------ ---------

The American Century: Value - Investor Class and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.

       Variable Account Annual Expense Fee of 0.40% of average net assets

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT      ACCUMULATION UNIT    PERCENTAGE CHANGE IN    NUMBER OF              YEAR
                             VALUE AT BEGINNING     VALUE AT END OF      ACCUMULATION UNIT       ACCUMULATION UNITS
                             OF PERIOD              PERIOD               VALUE                   OUTSTANDING AT THE
                                                                                                 END OF THE PERIOD
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
American Century: Income &          1.098171             1.290181                  17.48%                665,280            1999
Growth - Investor Class      ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.000000             1.098171                   9.82%                    636            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
American Century: Growth -          7.987376            10.714474                  34.14%               2,202427            1999
Investor Class               ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    6.822454             7.987376                  17.07%              2,228,401            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
American Century:                   1.084832             2.037221                  87.79%                640,107            1999
International Discovery -    ---------------------- -------------------- ----------------------- ---------------------- ------------
Investor Class                      1.000000             1.084832                   8.48%                456,421            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
American Century: Ultra -           2.336984             3.292778                  40.90%             26,111,703            1999
Investor Class               ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.977521             2.336984                  18.18%             23,187,750            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
The Bond Fund of                    2.452190             2.498335                   1.88%                928,066            1999
America(SM), Inc.            ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    2.384516             2.452190                   2.84%                861,657            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
The Brown Capital                   1.000000             1.337304                  33.73%                 15,085            1999
Management - Small Company
Fund
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Dreyfus Appreciation Fund,          1.080700             1.183678                   9.53%                388,056            1999
Inc.                         ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.000000             1.080700                   8.07%                  7,474            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
The Dreyfus Premier                 1.133877             1.249431                  10.19%                 23,734            1999
Mid-Cap Stock Fund - Class A ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.000000             1.133877                  13.39%                      0            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
The Dreyfus Premier Third           4.558760             5.910051                  29.64%              1,240,608            1999
Century Fund, Inc. - Class Z ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    3.924756             4.558760                  16.15%              1,100,730            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Evergreen Income and                2.402138             2.784137                  15.90%                209,219            1999
Growth Fund - Class Y        ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    2.281191             2.402138                   5.30%                242,926            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Federated Bond Fund -               1.019222             0.991409                  -2.73%                  6,385            1999
Class F                      ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.000000             1.019222                   1.92%                170,453            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Federated U.S. Government           1.406762             1.393823                  -0.92%              1,337,680            1999
Securities Fund: 2-5 Years   ---------------------- -------------------- ----------------------- ---------------------- ------------
- Institutional Shares              1.409546             1.406762                  -0.20%              1,119,202            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Fidelity Advisor High               1.065479             1.149917                   7.92%                 99,159            1999
Yield Fund - Class T         ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.000000             1.065479                   6.55%                      0            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Fidelity Advisor Growth             1.089873             1.129860                   3.67%                169,301            1999
Opportunities Fund - Class A ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.000000             1.089873                   8.99%                    930            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Fidelity Capital & Income           4.873259             5.494599                  12.75%                 52,147            1999
Fund                         ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    4.502465             4.873259                   8.24%                 53,798            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Fidelity Contrafund(R)              2.544916             3.170395                  24.58%             23,252,402            1999
                             ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    2.127466             2.544916                  19.62%             21,126,009            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT      ACCUMULATION UNIT    PERCENTAGE CHANGE IN    NUMBER OF              YEAR
                             VALUE AT BEGINNING     VALUE AT END OF      ACCUMULATION UNIT       ACCUMULATION UNITS
                             OF PERIOD              PERIOD               VALUE                   OUTSTANDING AT THE
                                                                                                 END OF THE PERIOD
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Fidelity Equity-Income Fund         7.761233             8.283304                   6.73%              6,835,046            1999
                             ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    7.194005             7.761233                   7.88%              7,558,249            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Fidelity Magellan(R) Fund           2.410721             2.978484                  23.55%              8,920,260            1999
                             ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    2.042205             2.410721                  18.05%              7,449,476            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Fidelity OTC Portfolio              2.567467             4.411934                  71.84%              7,250,642            1999
                             ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    2.085159             2.567467                  23.13%              3,023,192            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Fidelity Puritan(R) Fund            1.860527             1.906066                   2.45%              2,155,469            1999
                             ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.732912             1.860527                   7.36%              2,399,715            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
INVESCO Dynamics Fund               1.173045             2.007217                  71.11%              1,566,514            1999
                             ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.000000             1.173045                  17.30%                278,971            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
INVESCO Total Return Fund           1.024207             1.006265                  -1.75%                158,067            1999
                             ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.000000             1.024207                   2.42%                      0            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
The Investment Company of           2.798178             3.248420                  16.09%              3,687,311            1999
America(SM), Inc.            ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    2.539739             2.798178                  10.18%              3,259,397            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
MAS Funds Fixed Income              1.426689             1.412296                  -1.01%                502,118            1999
Portfolio                    ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.396656             1.426689                   2.15%                616,144            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
MFS(R) Growth Opportunities        11.635755            15.393394                  32.29%                175,440            1999
Fund - Class A               ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    9.811163            11.635755                  18.60%                203,691            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
MFS(R) High Income Fund -           6.228913             6.638365                   6.57%                359,951            1999
Class A                      ---------------------- -------------------- ----------------------- ---------------------- ------------
                                   65.897786             6.228913                   5.61%                451,743            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Massachusetts Investors            22.343460            30.879021                  38.20%                117,408            1999
Growth Stock Fund - Class A  ---------------------- -------------------- ----------------------- ---------------------- ------------
                                   18.992597            22.343460                  17.64%                120,267            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Morgan Stanley                      1.107260             1.537062                  38.82%                 89,552            1999
Institutional Fund, Inc. -   ---------------------- -------------------- ----------------------- ---------------------- ------------
Equity Growth Portfolio -           1.000000             1.107260                  10.73%                 10,064            1998
Class B
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Nationwide(R)Fund - Class D        26.748259            26.580493                  -0.63%                524,819            1999
                             ---------------------- -------------------- ----------------------- ---------------------- ------------
                                   24.556168            26.748259                   8.93%                481,772            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Nationwide(R) Growth Fund -         4.767838             5.538916                  16.17%                250,812            1999
Class D                      ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    4.373852             4.767838                   9.01%                255,124            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT      ACCUMULATION UNIT    PERCENTAGE CHANGE IN    NUMBER OF              YEAR
                             VALUE AT BEGINNING     VALUE AT END OF      ACCUMULATION UNIT       ACCUMULATION UNITS
                             OF PERIOD              PERIOD               VALUE                   OUTSTANDING AT THE
                                                                                                 END OF THE PERIOD
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Nationwide(R) Money Market          3.154895             3.289218                   4.26%              3,933,354            1999
Fund - Prime Shares*         ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    3.132336             3.154895                   0.72%              2,708,726            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Nationwide S&P 500(R) Index         1.094125             1.305455                  19.31%                337,529            1999
Fund - Institutional         ---------------------- -------------------- ----------------------- ---------------------- ------------
Service Class                       1.000000             1.094125                   9.41%                 19,071            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Nationwide Separate                 0.966626             1.386578                  43.45%                609,880            1999
Account Trust - Nationwide   ---------------------- -------------------- ----------------------- ---------------------- ------------
Small Company Fund                  0.852488             0.966626                  13.39%                454,960            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Nationwide Separate                 1.000000             1.007603                   0.76%                    342            1999
Account Trust - Nationwide
Income Fund
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Neuberger Berman Guardian           1.745353             1.885443                   8.03%              3,518,487            1999
Fund, Inc.                   ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.582515             1.745353                  10.29%              4,117,644            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Neuberger Berman Partners           1.042379             1.118102                   7.26%                 33,245            1999
Trust                        ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.000000             1.042379                   4.24%                      0            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Oppenheimer Global Fund -           1.107029             1.747386                  57.84%                121,171            1999
Class A                      ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.000000             1.107029                  10.70%                      0            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Putnam Investors Fund -            24.531046            31.798454                  29.63%                772,650            1999
Class A                      ---------------------- -------------------- ----------------------- ---------------------- ------------
                                   20.659673            24.531046                  18.74%                684,364            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Putnam Voyager Fund -               4.757715             7.398826                  55.51%              7,728,408            1999
Class A                      ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    3.998917             4.757715                  18.98%              7,057,963            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
SEI Index Funds - S&P 500           1.926474             2.318217                  20.33%             11,925,048            1999
Index Portfolio              ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.718989             1.926474                  12.07%              9,208,478            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Seligman Growth Fund, Inc.         16.952971            21.996878                  29.75%                147,489            1999
- Class A                    ---------------------- -------------------- ----------------------- ---------------------- ------------
                                   14.730941            16.952971                  15.08%                145,547            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Short-Term Investments              1.288338             1.347297                   4.58%              1,777,684            1999
Trust - Treasury Portfolio   ---------------------- -------------------- ----------------------- ---------------------- ------------
- Institutional Class**             1.278704             1.288338                   0.75%                763,114            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

* The 7-day yield on the Nationwide(R) Money Market Fund - Prime Shares as of December 31, 1999 was 4.92%.

** The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
   Institutional Class as of December 31, 1999 was 4.36%.

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT      ACCUMULATION UNIT    PERCENTAGE CHANGE IN    NUMBER OF              YEAR
                             VALUE AT BEGINNING     VALUE AT END OF      ACCUMULATION UNIT       ACCUMULATION UNITS
                             OF PERIOD              PERIOD               VALUE                   OUTSTANDING AT THE
                                                                                                 END OF THE PERIOD
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
T. Rowe Price                       1.391746             1.865834                  34.06%              4,485,126            1999
International Stock Fund(R)  ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.285834             1.391746                   8.24%              4,818,444            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Templeton Foreign Fund -            1.210984             1.679093                  38.66%                                   1999
Class A                      ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.195919             1.210984                   1.26%              1,884,614            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------
Warburg Pincus Emerging             1.140750             1.611214                  41.24%                 76,822            1999
Growth Fund - Common Class   ---------------------- -------------------- ----------------------- ---------------------- ------------
                                    1.000000             1.140750                  14.08%                    224            1998
---------------------------- ---------------------- -------------------- ----------------------- ---------------------- ------------

The American Century: Value - Investor Class and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.

       Variable Account Annual Expense Fee of 0.30% of average net assets


-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------
UNDERLYING MUTUAL FUND           ACCUMULATION UNIT     ACCUMULATION UNIT     PERCENTAGE CHANGE IN   NUMBER OF             YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF       ACCUMULATION UNIT      ACCUMULATION UNITS
                                 OF PERIOD             PERIOD                VALUE                  OUTSTANDING AT THE
                                                                                                    END OF THE PERIOD
-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------

-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------
American Century: Growth -            7.988751             10.727027                  34.28%                     0            1999
Investor Class                   --------------------- --------------------- ---------------------- --------------------- ----------
                                      6.822472              7.988751                  17.09%               207,682            1998
-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------

-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------
American Century: Ultra -             2.337386              3.296635                  41.04%                     0            1999
Investor Class                   --------------------- --------------------- ---------------------- --------------------- ----------
                                      1.977526              2.337386                  18.20%             1,622,498            1998
-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------

-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------
Dreyfus Appreciation Fund, Inc.       1.080842              1.185017                   9.64%                     0            1999
                                 --------------------- --------------------- ---------------------- --------------------- ----------
                                      1.000000              1.080842                   8.08%                   116            1998
-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------

-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------
Dreyfus Premier Third Century         4.559545              5.916975                  29.77%                     0            1999
Fund, Inc. - Class Z             --------------------- --------------------- ---------------------- --------------------- ----------
                                      3.924766              4.559545                  16.17%               132,409            1998
-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------

-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------
Fidelity Advisor Growth               1.090017              1.131139                   3.77%                     0            1999
Opportunities Fund - Class A     --------------------- --------------------- ---------------------- --------------------- ----------
                                      1.000000              1.090017                   9.00%                     6            1998
-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------

-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------
Morgan Stanley Institutional          1.107406              1.538799                  38.96%                     0            1999
Fund, Inc. - Equity Growth       --------------------- --------------------- ---------------------- --------------------- ----------
Portfolio - Class B                   1.000000              1.107406                  10.74%                     6            1998
-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------

-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------
Nationwide(R) Fund - Class D         26.752871             26.611682                   0.53%                     0            1999
                                 --------------------- --------------------- ---------------------- --------------------- ----------
                                     24.556235             26.752871                   8.95%               163,349            1998
-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------

-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------
Nationwide(R) Growth Fund -           4.768660              5.545409                  16.29%                     0            1999
Class D                          --------------------- --------------------- ---------------------- --------------------- ----------
                                      4.373864              4.768660                   9.03%                72,274            1998
-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------

-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------
Nationwide(R) Money Market Fund       3.131607              3.268216                   4.36%                     0            1999
- Prime Shares*                  --------------------- --------------------- ---------------------- --------------------- ----------
                                      3.108685              3.131607                   0.74%               289,513            1998
-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------

-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------
Nationwide S&P 500(R) Index Fund      1.094268              1.306932                  19.43%                     0            1999
- Institutional Service Class    --------------------- --------------------- ---------------------- --------------------- ----------
                                      1.000000              1.094268                   9.43%                    81            1998
-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------

-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------
Nationwide Separate Account           0.962923              1.382645                  43.59%                     0            1999
Trust - Nationwide Small         --------------------- --------------------- ---------------------- --------------------- ----------
Company Fund                          0.849078              0.962923                  13.41%                19,582            1998
-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------

-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------
Putnam Investors Fund - Class A      24.535266             31.835715                  29.75%                     0            1999
                                 --------------------- --------------------- ---------------------- --------------------- ----------
                                     20.659729             24.535266                  18.76%               141,978            1998
-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------

-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------
Putnam Voyager Fund - Class A         4.758533              7.407490                  55.67%                     0            1999
                                 --------------------- --------------------- ---------------------- --------------------- ----------
                                      3.998928              4.758533                  19.00%               935,379            1998
-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------

* The 7-day yield on the Nationwide(R) Money Market Fund - Prime Shares as of December 31, 1999 was 5.02%.

-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------
UNDERLYING MUTUAL FUND           ACCUMULATION UNIT     ACCUMULATION UNIT     PERCENTAGE CHANGE IN   NUMBER OF             YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF       ACCUMULATION UNIT      ACCUMULATION UNITS
                                 OF PERIOD             PERIOD                VALUE                  OUTSTANDING AT THE
                                                                                                    END OF THE PERIOD
-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------

-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------
Templeton Foreign Fund -              1.211193              1.681061                  38.79%                     0            1999
Class A                          --------------------- --------------------- ---------------------- --------------------- ----------
                                      1.195922              1.211193                   1.28%               572,528            1998
-------------------------------- --------------------- --------------------- ---------------------- --------------------- ----------


The American Century: Value - Investor Class and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.

       Variable Account Annual Expense Fee of 0.25% of average net assets


------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
UNDERLYING MUTUAL FUND         ACCUMULATION       ACCUMULATION      PERCENTAGE CHANGE    NUMBER OF             YEAR
                               UNIT VALUE AT      UNIT VALUE AT     IN ACCUMULATION      ACCUMULATION UNITS
                               BEGINNING OF       END OF PERIOD     UNIT VALUE           OUTSTANDING AT THE
                               PERIOD                                                    END OF THE PERIOD
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
American Century:                 1.085045           2.040671              88.07%               148,209             1999
International Discovery -      ------------------ ----------------- -------------------- --------------------- ----------------
Investor Class                    1.000000           1.085045               8.50%                     0             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
American Century: Income &        1.098387           1.292371              17.66%               240,890             1999
Growth - Investor Class        ------------------ ----------------- -------------------- --------------------- ----------------
                                  1.000000           1.098387               9.84%                     0             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
The Brown Capital Management      1.000000           1.338341              33.83%                     1             1999
- Small Company Fund
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
Dreyfus Appreciation Fund,        1.080913           1.185687               9.69%                29,313             1999
Inc.                           ------------------ ----------------- -------------------- --------------------- ----------------
                                  1.000000           1.080913               8.09%                     0             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
The Dreyfus Premier Third         4.559937           5.920440              29.84%               304,659             1999
Century Fund, Inc.- Class Z    ------------------ ----------------- -------------------- --------------------- ----------------
                                  3.924771           4.559937              16.18%               340,211             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
Fidelity Advisor Growth           1.090088           1.131779               3.82%                  6,25             1999
Opportunities Fund - Class A   ------------------ ----------------- -------------------- --------------------- ----------------
                                  1.000000           1.090088               9.01%                 1,714             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
Fidelity Advisor High Yield       1.065752           1.151943               8.09%                   475             1999
Fund - Class T                 ------------------ ----------------- -------------------- --------------------- ----------------
                                  1.000000           1.065752               6.58%                     0             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
INVESCO Dynamics Fund             1.173275           2.010619              71.37%               361,646             1999
                               ------------------ ----------------- -------------------- --------------------- ----------------
                                  1.000000           1.173275              17.33%                     0             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
INVESCO Total Return Fund         1.024409           1.007975              -1.60%                   594             1999
                               ------------------ ----------------- -------------------- --------------------- ----------------
                                  1.000000           1.024409               2.44%                     0             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
LifeDesigns Series - The          1.150978           1.425785              23.88%               353,524             1999
Aggressive Portfolio           ------------------ ----------------- -------------------- --------------------- ----------------
                                  1.021462           1.150978              12.68%               144,398             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
LifeDesigns Series - The          1.109060           1.148044               3.52%                81,415             1999
Conservative Portfolio         ------------------ ----------------- -------------------- --------------------- ----------------
                                  1.073218           1.109060               3.34%                85,045             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
LifeDesigns Series - The          1.144675           1.311822              14.60%               144,588             1999
Moderate Portfolio             ------------------ ----------------- -------------------- --------------------- ----------------
                                  1.054023           1.144675               8.60%                17,475             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
LifeDesigns Series - The          1.142200           1.359675              19.04%               467,219             1999
Moderately Aggressive          ------------------ ----------------- -------------------- --------------------- ----------------
Portfolio                         1.037190           1.142200              10.12%               138,659             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
LifeDesigns Series - The          1.130626           1.238302               9.52%                50,892             1999
Moderately Conservative        ------------------ ----------------- -------------------- --------------------- ----------------
Portfolio                         1.067213           1.130626               5.94%               104,938             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
Morgan Stanley Institutional      1.107478           1.539669              39.02%                31,522             1999
Fund, Inc. - Equity Growth     ------------------ ----------------- -------------------- --------------------- ----------------
Portfolio - Class B               1.000000           1.107478              10.75%                     0             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
Nationwide(R) Fund - Class D     26.755178          26.627289              -0.48%                94,899             1999
                               ------------------ ----------------- -------------------- --------------------- ----------------
                                 24.556268          26.755178               8.95%               104,524             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
Nationwide(R) Money Market        3.132003           3.270268               4.41%             1,148,857             1999
Fund - Prime Shares*           ------------------ ----------------- -------------------- --------------------- ----------------
                                  3.108813           3.132003               0.75%               662,386             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
Nationwide S&P 500(R) Index       1.094340           1.307671              19.49%                61,214             1999
Fund - Institutional Service   ------------------ ----------------- -------------------- --------------------- ----------------
Class                             1.000000           1.094340               9.43%                76,493             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
Nationwide Separate Account       0.963006           1.383455              43.66%                19,107             1999
Trust - Nationwide Small       ------------------ ----------------- -------------------- --------------------- ----------------
Company Fund                      0.849079           0.963006              13.42%                84,982             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
Prestige Balanced Fund -          1.061629           1.157273               9.01%               110,352             1999
Institutional Service Class    ------------------ ----------------- -------------------- --------------------- ----------------
                                  1.000000           1.061629               6.16%                     0             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
Prestige International Fund       1.092713           1.322937              21.07%                38,590             1999
- Institutional Service        ------------------ ----------------- -------------------- --------------------- ----------------
Class                             1.000000           1.092713               9.27%                     0             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
Prestige Large Cap Growth         1.140236           1.533558              34.49%                84,791             1999
Fund - Institutional Service   ------------------ ----------------- -------------------- --------------------- ----------------
Class                             1.000000           1.140236              14.02%                     0             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
Prestige Large Cap Value          1.050049           0.998856              -4.88%                90,414             1999
Fund - Institutional Service   ------------------ ----------------- -------------------- --------------------- ----------------
Class                             1.000000           1.050049               5.00%                     0             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
Prestige Small Cap Fund -         1.091029           1.292494              18.47%                76,601             1999
Institutional Service Class    ------------------ ----------------- -------------------- --------------------- ----------------
                                  1.000000           1.091029               9.10%                 3,784             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------
Templeton Foreign Fund -          1.211297           1.682045              38.86%               644,504             1999
Class A                        ------------------ ----------------- -------------------- --------------------- ----------------
                                  1.195923           1.211297               1.29%               599,440             1998
------------------------------ ------------------ ----------------- -------------------- --------------------- ----------------

* The 7-day yield on the Nationwide(R) Money Market Fund - Prime Shares as of December 31, 1999 was 5.07%.

The American Century: Value - Investor Class and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.

       Variable Account Annual Expense Fee of 0.15% of average net assets

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
UNDERLYING MUTUAL FUND         ACCUMULATION       ACCUMULATION      PERCENTAGE CHANGE    NUMBER OF               YEAR
                               UNIT VALUE AT      UNIT VALUE AT     IN ACCUMULATION      ACCUMULATION UNITS
                               BEGINNING OF       END OF PERIOD     UNIT VALUE           OUTSTANDING AT THE
                               PERIOD                                                    END OF THE PERIOD
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
American Century: Income &          1.098531          1.293832               17.78%               1,150,122           1999
Growth - Investor Class        ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.098531                9.85%                  51,660           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
American Century:                   1.085187          2.042975               88.26%               2,129,791           1999
International Discover -       ------------------ ----------------- -------------------- ----------------------- ----------------
Investor Class                      1.000000          1.085187                8.52%                  25,538           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
The Brown Capital Management        1.000000          1.339033               33.90%                  40,366           1999
- Small Company Fund
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Dreyfus Appreciation Fund,          1.081055          1.187029                9.80%                 870,689           1999
Inc.                           ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.081055                8.11%                  86,357           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Dreyfus Premier Midcap Stock        1.134248          1.252967               10.47%                  85,523           1999
Fund - Class A                 ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.134248               13.42%                   4,299           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
The Dreyfus Premier Third           4.602327          5.981450               29.97%               2,405,418           1999
Century Fund, Inc. - Class Z   ------------------ ----------------- -------------------- ----------------------- ----------------
                                    3.960586          4.602327               16.20%               2,316,305           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Federated Bond Fund - Class F       1.019557          0.994218               -2.49%                  66,416           1999
                               ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.019557                1.96%                  19,138           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Fidelity Advisor Growth             1.090231          1.133060                3.93%                 166,910           1999
Opportunities Fund -           ------------------ ----------------- -------------------- ----------------------- ----------------
Class A                             1.000000          1.090231                9.02%                  38,722           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Fidelity Advisor High Yield         1.065933          1.153294                8.20%                  88,793           1999
Fund - Class T                 ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.065933                6.59%                  55,862           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
INVESCO Dynamics Fund               1.173429          2.012890               71.54%               3,801,659           1999
                               ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.173429               17.34%                   2,672           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
INVESCO Total Return Fund           1.024544          1.009116               -1.51%                 231,417
                               ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.024544                2.45%                  12,945           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
LifeDesigns Series - The            1.151176          1.427456               24.00%                       0           1999
Aggressive Portfolio           ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.021464          1.151176               12.70%                   1,783           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
UNDERLYING MUTUAL FUND         ACCUMULATION       ACCUMULATION      PERCENTAGE CHANGE    NUMBER OF               YEAR
                               UNIT VALUE AT      UNIT VALUE AT     IN ACCUMULATION      ACCUMULATION UNITS
                               BEGINNING OF       END OF PERIOD     UNIT VALUE           OUTSTANDING AT THE
                               PERIOD                                                    END OF THE PERIOD
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
LifeDesigns Series - The            1.142397          1.361269               19.16%                       0           1999
Moderately Aggressive          ------------------ ----------------- -------------------- ----------------------- ----------------
Portfolio                           1.037193          1.142397               10.14%                   3,674           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
LifeDesigns Series - The            1.130821          1.239754                9.63%                  11,257           1999
Moderately Conservative        ------------------ ----------------- -------------------- ----------------------- ----------------
Portfolio                           1.067215          1.130821                5.69%                   1,110           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Morgan Stanley Institutional        1.107624          1.541410               39.16%                 218,285           1999
Fund, Inc. - Equity Growth     ------------------ ----------------- -------------------- ----------------------- ----------------
Portfolio - Class B                 1.000000          1.107624               10.76%                   2,580           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Nationwide(R) Fund - Class D       27.003819         26.901637               -0.38%                 942,318           1999
                               ------------------ ----------------- -------------------- ----------------------- ----------------
                                   24.780269         27.003819                8.97%               1,044,190           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Nationwide(R) Money Market          3.132794          3.274374                4.52%               4,761,747           1999
Fund-Prime Shares*             ------------------ ----------------- -------------------- ----------------------- ----------------
                                    3.109069          3.132794                0.76%               3,344,001           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Nationwide S&P 500(R) Index         1.094484          1.309150               19.61%                 931,890           1999
Fund - Institutional Service   ------------------ ----------------- -------------------- ----------------------- ----------------
Class                               1.000000          1.094484                9.45%                  25,400           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Nationwide Separate Account         0.963171          1.385075               43.80%                 336,343           1999
Trust - Nationwide Small       ------------------ ----------------- -------------------- ----------------------- ----------------
Company Fund                        0.849082          0.963171               13.44%                 313,865           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Nationwide Separate Account         1.000000          1.008908                0.89%                   1,638           1999
Trust - Nationwide Income
Fund
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Neuberger Berman Partners           1.042722          1.121268                7.53%                  11,932           1999
Trust                          ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.042722                4.27%                      10           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Oppenheimer Global Fund -           1.107392          1.752325               58.24%                 608,170           1999
Class A                        ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.107392               10.74%                   1,884           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Templeton Foreign Fund -            1.107392          1.699394               39.00%               4,179,286           1999
Class A                        ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.289527         1.1007392                1.30%               4,225,950           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Warburg Pincus Emerging             1.141124          1.615771               41.59%                 114,151           1999
Growth Fund - Common Class     ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.141124               14.11%                   2,964           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

* The 7-day yield on the Nationwide(R) Money Market Fund - Prime Shares as of December 31, 1999 was 5.17%.

The American Century: Value - Investor Class and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.

       Variable Account Annual Expense Fee of 0.10% of average net assets


------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
UNDERLYING MUTUAL FUND         ACCUMULATION       ACCUMULATION      PERCENTAGE CHANGE    NUMBER OF               YEAR
                               UNIT VALUE AT      UNIT VALUE AT     IN ACCUMULATION      ACCUMULATION UNITS
                               BEGINNING OF       END OF PERIOD     UNIT VALUE           OUTSTANDING AT THE
                               PERIOD                                                    END OF THE PERIOD
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
LifeDesigns Series - The            1.151275          1.428292               24.06%                   4,175           1999
Aggressive Portfolio           ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.021466          1.151275               12.71%                   2,524           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
LifeDesigns Series - The            1.109347          1.150064                3.67%                   7,541           1999
Conservative Portfolio         ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.073223          1.109347                3.37%                   4,359           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
LifeDesigns Series - The            1.144971          1.314130               14.77%                  19,122           1999
Moderate Portfolio             ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.054027          1.144971                8.63%                   9,964           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
LifeDesigns Series - The            1.142495          1.362067               19.22%                  28,922           1999
Moderately Aggressive          ------------------ ----------------- -------------------- ----------------------- ----------------
Portfolio                           1.037195          1.142495               10.15%                  19,416           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Prestige Balanced Fund -            1.061839          1.159238                9.17%                     729           1999
Institutional Service Class    ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.061839                6.18%                       0           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Prestige International Fund         1.092928          1.325181               21.25%                  18,596           1999
- Institutional Service Class  ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.092928                9.29%                       0           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Prestige Large Cap Growth           1.140460          1.539159               34.96%                       2           1999
Fund - Institutional Service   ------------------ ----------------- -------------------- ----------------------- ----------------
Class                               1.000000          1.140460               14.05%                       0           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Prestige Large Cap Value            1.050256          1.000552               -4.73%                       2           1999
Fund - Institutional Service   ------------------ ----------------- -------------------- ----------------------- ----------------
Class                               1.000000          1.050256                5.03%                       0           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Prestige Small Cap Fund -           1.091244          1.294687               18.64%                   2,697           1999
Institutional Service Class    ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.091244                9.12%                       0           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------


The American Century: Value - Investor Class and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.

       Variable Account Annual Expense Fee of 0.00% of average net assets


------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
UNDERLYING MUTUAL FUND         ACCUMULATION       ACCUMULATION      PERCENTAGE CHANGE    NUMBER OF               YEAR
                               UNIT VALUE AT      UNIT VALUE AT     IN ACCUMULATION      ACCUMULATION UNITS
                               BEGINNING OF       END OF PERIOD     UNIT VALUE           OUTSTANDING AT THE
                               PERIOD                                                    END OF THE PERIOD
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
LifeDesigns Series - The            1.157296          1.437196               24.19%                 827,625           1999
Aggressive Portfolio           ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.157296               15.73%                 691,326           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
LifeDesigns Series - The            1.115144          1.157231                3.77%                 133,739           1999
Conservative Portfolio         ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.115144               11.51%                 114,219           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
LifeDesigns Series - The            1.150956          1.322320               14.89%                 505,429           1999
Moderate Portfolio             ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.150956               15.10%                 257,772           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
LifeDesigns Series - The            1.148468          1.370557               19.34%                 514,292           1999
Moderately Aggressive          ------------------ ----------------- -------------------- ----------------------- ----------------
Portfolio                           1.000000          1.148468               14.85%                 401,494           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
LifeDesigns Series - The            1.136829          1.248211                9.80%                 170,427           1999
Moderately Conservative        ------------------ ----------------- -------------------- ----------------------- ----------------
Portfolio                           1.000000          1.136829               13.68%                 112,759           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Prestige Balanced Fund -            1.061978          1.160549                9.28%                  15,466           1999
Institutional Service Class    ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.061978                6.20%                      25           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Prestige International Fund         1.093071          1.326680               21.37%                   3,878           1999
- Institutional Service Class  ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.093071                9.31%                      70           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Prestige Large Cap Growth           1.140610          1.537896               34.83%                 461,957           1999
Fund - Institutional Service   ------------------ ----------------- -------------------- ----------------------- ----------------
Class                               1.000000          1.140610               14.06%                   2,886           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Prestige Large Cap Value            1.050394          1.001685               -4.64%                  92,218           1999
Fund - Institutional Service   ------------------ ----------------- -------------------- ----------------------- ----------------
Class                               1.000000          1.050394                5.04%                   3,334           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------

------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------
Prestige Small Cap Fund -           1.091387          1.296152               18.76%                  80,612           1999
Institutional Service Class    ------------------ ----------------- -------------------- ----------------------- ----------------
                                    1.000000          1.091387                9.14%                   6,727           1998
------------------------------ ------------------ ----------------- -------------------- ----------------------- ----------------


The American Century: Value - Investor Class and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.





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